UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA Funds

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices)         (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code: 614-653-8352

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

VELA Income Opportunities Fund

Class A (VIOAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.11%

How did the Fund perform during the reporting period?

The VELA Income Opportunities Fund - Class A returned 4.72% for the fiscal year ended September 30, 2025, compared to 17.41% for the Russell 3000® Index and 10.14% for the Fund’s additional Index, a 50%/50% blend between the Russell 3000 Total Return Index and the Bloomberg U.S. Aggregate Bond Index (an index of US based fixed income securities).

The Fund’s allocation to Consumer Staples, Health Care and similar “defensive” categories as well as a continued pivot to fixed income securities provided a welcome buffer against the volatility that began earlier in the year, reaching a trough with the tariff-related pullback in April. While we were pleased to participate in the ensuing (post April-9th) rally to a degree, at fiscal year end we continue to maintain a more defensive posture, underweight the most-favored technology sector, to seek to take advantage of any future market turbulence while opportunistically allocating to new ideas.

The Fund ended the period with an allocation of 53% to dividend-paying stocks, 46% to bonds and preferred securities, and approximately 1% in cash. Further, at quarter end a total of 30 call option positions were written against 23 of our equity holdings intended to 1) provide yield enhancement to the Fund, and 2) maintain a sell discipline as the options are generally written at strike prices where we would be comfortable exiting the underlying holding.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class A - without load
VELA Income Opportunities Fund - Class A - with load
Russell 3000® Index
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
$15,216
$12,730
$10,989
$10,436
Mar-2022
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Income Opportunities Fund - Class A - without load	VELA Income Opportunities Fund - Class A - with load	Russell 3000® Index	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Mar-2022	$10,000	$9,497	$10,000	$10,000
Sep-2022	$8,185	$7,773	$7,958	$8,516
Sep-2023	$9,010	$8,556	$9,586	$9,400
Sep-2024	$10,494	$9,966	$12,960	$11,558
Sep-2025	$10,989	$10,436	$15,216	$12,730

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A
Without Load	4.72%	2.73%
With Load	-0.56%	1.23%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	10.14%	7.14%
Russell 3000® Index	17.41%	12.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,111,260
  Number of Portfolio Holdings131
  Advisory Fee $164,611
  Portfolio Turnover56%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CSX Corp.	2.2%
Greenbrier Companies, Inc. (The)	2.1%
Copa Holdings, S.A.	2.0%
Medtronic PLC	2.0%
Sysco Corp.	2.0%
PepsiCo, Inc.	1.9%
Johnson & Johnson	1.8%
Genuine Parts Co.	1.5%
MPLX LP	1.5%
Accenture PLC	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-%
Money Market Funds	0.7%
Materials	2.4%
Utilities	2.5%
Communications	3.1%
Real Estate	4.8%
Technology	5.3%
Consumer Staples	5.4%
Energy	8.3%
Health Care	9.3%
Industrials	16.0%
Consumer Discretionary	18.2%
Financials	24.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class A (VIOAX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VIOAX

VELA Income Opportunities Fund

Class I (VIOIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.86%

How did the Fund perform during the reporting period?

The VELA Income Opportunities Fund - Class I returned 4.98% for the fiscal year compared to 17.41% for the Fund's primary benchmark the Russell 3000® Index and 10.14% for the Fund’s additional Index, a 50%/50% blend between the Russell 3000® Total Return Index and the Bloomberg U.S. Aggregate Bond Index (an index of US based fixed income securities).

The Fund’s allocation to Consumer Staples, Health Care and similar “defensive” sectors as well as a continued pivot to fixed income securities provided a welcome buffer against the volatility that began earlier in the year, reaching a trough with the tariff-related pullback in April. While we were pleased to participate in the ensuing (post April-9th) rally to a degree, at fiscal year end the Fund continues to maintain a more defensive posture, underweight the most-favored technology sector, to seek to take advantage of any future market turbulence while opportunistically allocating to new ideas.

The Fund ended the fiscal year with an allocation of 53% to dividend-paying stocks, 46% to bonds and preferred securities, and approximately 1% in cash. Further, at quarter end a total of 30 call option positions were written against 23 of the Fund's equity holdings intended to 1) provide yield enhancement to the Fund, and 2) maintain a sell discipline as the options are generally written at strike prices where we would be comfortable exiting the underlying holding.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class I
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Russell 3000® Index
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
$15,216
$12,730
$11,089
Mar-2022
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Income Opportunities Fund - Class I	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,209	$8,516	$7,958
Sep-2023	$9,048	$9,400	$9,586
Sep-2024	$10,563	$11,558	$12,960
Sep-2025	$11,089	$12,730	$15,216

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	4.98%	3.00%
Russell 3000® Index	17.41%	12.74%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	10.14%	7.14%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,111,260
  Number of Portfolio Holdings131
  Advisory Fee $164,611
  Portfolio Turnover56%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CSX Corp.	2.2%
Greenbrier Companies, Inc. (The)	2.1%
Copa Holdings, S.A.	2.0%
Medtronic PLC	2.0%
Sysco Corp.	2.0%
PepsiCo, Inc.	1.9%
Johnson & Johnson	1.8%
Genuine Parts Co.	1.5%
MPLX LP	1.5%
Accenture PLC	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-%
Money Market Funds	0.7%
Materials	2.4%
Utilities	2.5%
Communications	3.1%
Real Estate	4.8%
Technology	5.3%
Consumer Staples	5.4%
Energy	8.3%
Health Care	9.3%
Industrials	16.0%
Consumer Discretionary	18.2%
Financials	24.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class I (VIOIX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VIOIX

VELA International Fund

Class A (VEILX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.36%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2025, the International Fund - Class A returned 19.34%, compared to 16.03% for the Fund’s benchmark index, the MSCI WORLD ex USA Index.

The portfolio held up relatively well during the initial, tariff-related market decline in April and was served well by the Fund's holdings in the Health Care (Krka), Materials (Alamos Gold and OceanaGold), and Consumer Staples (WH Group and JDE Peet's) sectors. Many of these names benefited from our preference for localized supply chains. On the initial market weakness, the Fund added to existing positions with, in the Adviser's view,  higher expected returns using funds trimmed from positions where we saw lesser upside. However, the quick bounce back in equity markets didn’t allow the Fund to significantly reduce its cash position, nor were we confident the market was adequately reflecting the full consequences of these policy shifts with a significant enough margin of safety to substantially reduce our deployable capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class A - without load
VELA International Fund - Class A - with load
MSCI WORLD ex USA Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$17,583
$17,308
$16,698
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA International Fund - Class A - without load	VELA International Fund - Class A - with load	MSCI WORLD ex USA Index
Sep-2020	$10,000	$9,497	$10,000
Sep-2021	$12,310	$11,690	$12,650
Sep-2022	$9,713	$9,224	$9,625
Sep-2023	$12,348	$11,726	$11,935
Sep-2024	$14,734	$13,992	$14,917
Sep-2025	$17,583	$16,698	$17,308

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.34%	11.95%	11.95%
With Load	13.34%	10.80%	10.80%
MSCI WORLD ex USA Index	16.03%	11.60%	11.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$68,507,860
  Number of Portfolio Holdings58
  Advisory Fee $424,784
  Portfolio Turnover35%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	5.1%
Energy	5.4%
Financials	6.4%
Money Market Funds	7.3%
Health Care	8.2%
Industrials	9.9%
Technology	13.2%
Consumer Discretionary	13.4%
Materials	13.4%
Consumer Staples	17.8%

Country Weighting (% of net assets)

Value	Value
Philippines	0.3%
Faroe Islands	1.6%
Panama	1.6%
Indonesia	1.6%
Belgium	1.8%
Denmark	2.4%
Luxembourg	2.4%
Australia	2.4%
Israel	2.8%
Austria	3.0%
Sweden	3.3%
Brazil	0.0%
Mexico	3.7%
Switzerland	3.8%
Japan	4.9%
Hong Kong	6.1%
Netherlands	6.4%
Germany	6.7%
United States	8.3%
France	9.3%
Canada	9.9%
United Kingdom	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wix.com Ltd.	2.8%
Serco Group PLC	2.8%
ING Groep NV	2.6%
Infineon Technologies AG	2.5%
OceanaGold Corp.	2.5%
B&M European Value Retail SA	2.4%
FLSmidth & Co. A/S	2.4%
Criteo S.A. - ADR	2.4%
Alamos Gold, Inc. - Class A	2.3%
Associated British Foods PLC	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class A (VEILX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VEILX

VELA International Fund

Class I (VEITX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.11%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2025, the International Fund - Class I returned 19.67%, compared to 16.03% for the Fund’s benchmark index, the MSCI WORLD ex USA Index.

The portfolio held up relatively well during the initial, tariff-related market decline in April and was served well by the Fund's holdings in the Health Care (Krka), Materials (alamos Gold and OceanaGold), and Consumer Staples (WH Group and JDE Peet's) sectors. Many of these names benefited from our preference for localized supply chains. On the initial market weakness, the Fund added to existing positions with, in the Adviser's view, higher expected returns using funds trimmed from positions where we saw lesser upside. However, the quick bounce back in equity markets didn’t allow the Fund to significantly reduce its cash position, nor were we confident the market was adequately reflecting the full consequences of these policy shifts with a significant enough margin of safety to substantially reduce our deployable captial.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class I
MSCI WORLD ex USA Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$17,837
$17,308
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA International Fund - Class I	MSCI WORLD ex USA Index
Sep-2020	$10,000	$10,000
Sep-2021	$12,360	$12,650
Sep-2022	$9,784	$9,625
Sep-2023	$12,453	$11,935
Sep-2024	$14,905	$14,917
Sep-2025	$17,837	$17,308

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class I	19.67%	12.27%	12.27%
MSCI WORLD ex USA Index	16.03%	11.60%	11.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$68,507,860
  Number of Portfolio Holdings58
  Advisory Fee $424,784
  Portfolio Turnover35%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	5.1%
Energy	5.4%
Financials	6.4%
Money Market Funds	7.3%
Health Care	8.2%
Industrials	9.9%
Technology	13.2%
Consumer Discretionary	13.4%
Materials	13.4%
Consumer Staples	17.8%

Country Weighting (% of net assets)

Value	Value
Philippines	0.3%
Faroe Islands	1.6%
Panama	1.6%
Indonesia	1.6%
Belgium	1.8%
Denmark	2.4%
Luxembourg	2.4%
Australia	2.4%
Israel	2.8%
Austria	3.0%
Sweden	3.3%
Brazil	0.0%
Mexico	3.7%
Switzerland	3.8%
Japan	4.9%
Hong Kong	6.1%
Netherlands	6.4%
Germany	6.7%
United States	8.3%
France	9.3%
Canada	9.9%
United Kingdom	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wix.com Ltd.	2.8%
Serco Group PLC	2.8%
ING Groep NV	2.6%
Infineon Technologies AG	2.5%
OceanaGold Corp.	2.5%
B&M European Value Retail SA	2.4%
FLSmidth & Co. A/S	2.4%
Criteo S.A. - ADR	2.4%
Alamos Gold, Inc. - Class A	2.3%
Associated British Foods PLC	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class I (VEITX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VEITX

VELA Large Cap Plus Fund

Class A (VELAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.21%

How did the Fund perform during the reporting period?

For the fiscal year period September 30, 2025, the VELA Large Cap Plus Fund - Class A returned 5.28% versus 17.75% for the Russell 1000® Index (the "Index").

As in the prior reporting period, the Fund maintained underweight positions in Technology and overweight positions in Health Care relative to the Index. The Fund's underweight Technology position was a detractor as Index performance continued to be dominated by several perceived A.I. beneficiaries such as Oracle, which, as of the end of the fiscal year, the Fund does not own.

In our view, elements of vendor financing and financing contingent deals has created and can create the possibility of significant downward revisions should the pace of A.I. commercialization disappoint. Although we found pockets where we considered valuations attractive, such as transports and IT consultants, during the fiscal year we focused on adding to protective puts to seek to preserve capital in the event of an unexpected downturn.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class A - without load
VELA Large Cap Plus Fund - Class A - with load
Russell 1000® Index
Russell 3000® Index
$21,000
$18,000
$15,000
$12,000
$9,000
$20,992
$20,771
$19,025
$18,068
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Large Cap Plus Fund - Class A - without load	VELA Large Cap Plus Fund - Class A - with load	Russell 1000® Index	Russell 3000® Index
Sep-2020	$10,000	$9,497	$10,000	$10,000
Sep-2021	$13,713	$13,023	$13,096	$13,188
Sep-2022	$12,758	$12,116	$10,842	$10,863
Sep-2023	$14,604	$13,869	$13,140	$13,086
Sep-2024	$18,071	$17,162	$17,828	$17,691
Sep-2025	$19,025	$18,068	$20,992	$20,771

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	5.28%	13.73%	13.73%
With Load	0.01%	12.56%	12.56%
Russell 1000® Index	17.75%	15.99%	15.99%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$69,026,879
  Number of Portfolio Holdings128
  Advisory Fee $416,643
  Portfolio Turnover67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Johnson & Johnson	3.8%
Meta Platforms, Inc. - Class A	3.3%
Citigroup, Inc.	3.2%
Thermo Fisher Scientific, Inc.	2.7%
Berkshire Hathaway, Inc. - Class B	2.7%
Infineon Technologies AG - ADR	2.4%
Booking Holdings, Inc.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Materials	1.2%
Purchased Options	2.0%
Money Market Funds	3.3%
Consumer Staples	3.6%
Energy	5.1%
Industrials	11.7%
Consumer Discretionary	12.2%
Financials	12.6%
Communications	13.4%
Health Care	14.2%
Technology	25.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class A (VELAX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VELAX

VELA Large Cap Plus Fund

Class I (VELIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.96%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2025, the VELA Large Cap Plus Fund - Class I returned 5.57% versus 17.75% for the Russell 1000® Index (the "Index").

As in the prior reporting period, the Fund maintained underweight positions in Technology and overweight positions in Health Care relative to the Index. The Fund's underweight Technology position was a detractor as Index performance continued to be dominated by several perceived A.I. beneficiaries such as Oracle, which, as of the end of the fiscal year, the Fund does not own.

In our view, elements of vendor financing and financing contingent deals has created and can create the possibility of significant downward revisions should the pace of A.I. commercialization disappoint. Although we found pockets where we considered valuations attractive, such as transports and IT consultants, during the fiscal year we focused on adding to protective puts to seek to preserve capital in the event of an unexpected downturn.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class I
Russell 1000® Index
Russell 3000® Index
$22,000
$19,000
$16,000
$13,000
$10,000
$20,992
$20,771
$19,262
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Large Cap Plus Fund - Class I	Russell 1000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$13,746	$13,096	$13,188
Sep-2022	$12,811	$10,842	$10,863
Sep-2023	$14,709	$13,140	$13,086
Sep-2024	$18,244	$17,828	$17,691
Sep-2025	$19,262	$20,992	$20,771

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	5.57%	14.01%	14.01%
Russell 1000® Index	17.75%	15.99%	15.99%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$69,026,879
  Number of Portfolio Holdings128
  Advisory Fee $416,643
  Portfolio Turnover67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Johnson & Johnson	3.8%
Meta Platforms, Inc. - Class A	3.3%
Citigroup, Inc.	3.2%
Thermo Fisher Scientific, Inc.	2.7%
Berkshire Hathaway, Inc. - Class B	2.7%
Infineon Technologies AG - ADR	2.4%
Booking Holdings, Inc.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Materials	1.2%
Purchased Options	2.0%
Money Market Funds	3.3%
Consumer Staples	3.6%
Energy	5.1%
Industrials	11.7%
Consumer Discretionary	12.2%
Financials	12.6%
Communications	13.4%
Health Care	14.2%
Technology	25.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class I (VELIX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VELIX

VELA Short Duration Fund

Class A (VASDX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.91%

How did the Fund perform during the reporting period?

For the fiscal year ended, the VELA Short Duration Fund - Class A delivered a return of 4.62%, outperforming its primary benchmark, the Bloomberg 1-3 Year US Government/Credit Index, which returned 4.12%.

As of September 30, 2025, the Fund was allocated 2.0% in cash, 29.6% in US Treasuries/T-Bills, 7.8% in structured products/government agencies, and 60.6% in corporate bonds, split approximately two-thirds Investment Grade and one-third High Yield. We gradually de-risked the portfolio as markets rebounded from the depths of the April selloff, increasing Treasury exposure and adding to the Fund's high-quality Investment Grade corporate holdings.

Through the most recent quarter, we aimed to position the Fund with a balanced mix of high-quality corporate bonds, US Treasuries, and structured products, designed to hold up well in a potential downturn and allow the flexibility to add risk should opportunities emerge.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class A - without load
VELA Short Duration Fund - Class A - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$11,000
$10,000
$9,000
$10,918
$10,885
$10,813
$10,338
Dec-2023
Sep-2024
Sep-2025

	VELA Short Duration Fund - Class A - without load	VELA Short Duration Fund - Class A - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Dec-2023	$10,000	$9,497	$10,000	$10,000
Sep-2024	$10,405	$9,881	$10,510	$10,486
Sep-2025	$10,885	$10,338	$10,813	$10,918

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.62%	4.84%
With Load	-0.60%	1.87%
Bloomberg 1-3 Year US Government/Credit Index	4.12%	5.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$37,140,573
  Number of Portfolio Holdings126
  Advisory Fee $91,452
  Portfolio Turnover45%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Royal Caribbean Group, 6.250%, 03/15/32	1.3%
United States Treasury Note/Bond, 4.625%, 11/15/26	1.2%
United States Treasury Note, 4.375%, 12/15/26	1.2%
Oaktree Strategic Credit Fund, 8.400%, 11/14/28	1.2%
Cantor Fitzgerald LP, 7.200%, 12/12/28	1.2%
Essent Group, Ltd., 6.250%, 07/01/29	1.1%
Amer Sports, Inc., 6.750%, 02/16/31	1.1%
Assured Guaranty US Holdings, Inc., 6.679%, 12/15/66	1.1%
Antares Holdings LP, 6.250%, 10/23/29	1.1%
EQT Corp., 7.500%, 06/01/27	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Asset Backed Securities	3.8%
Materials	1.2%
Utilities	1.4%
Communications	1.8%
Money Market Funds	2.2%
Health Care	2.4%
Consumer Staples	2.7%
Real Estate	2.8%
Collateralized Mortgage Obligations	2.5%
Industrials	4.9%
Energy	7.8%
Consumer Discretionary	14.6%
Financials	20.5%
U.S. Government & Agencies	30.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class A (VASDX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VASDX

VELA Short Duration Fund

Class I (VESDX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

How did the Fund perform during the reporting period?

For the fiscal year ended, the VELA Short Duration Fund - Class I delivered a return of 4.92%, outperforming its primary benchmark, the Bloomberg 1-3 Year US Government/Credit Index, which returned 4.12%.

As of September 30, 2025, the Fund was allocated 2.0% in cash, 29.6% in US Treasuries/T-Bills, 7.8% in structured products/government agencies, and 60.6% in corporate bonds, split approximately two-thirds Investment Grade and one-third High Yield. We gradually de-risked the portfolio as markets rebounded from the depths of the April selloff, increasing Treasury exposure and adding to the Fund's high-quality Investment Grade corporate holdings.

Through the most recent quarter, we aimed to position the Fund with a balanced mix of high-quality corporate bonds, US Treasuries, and structured products, designed to hold up well in a potential downturn and allow the flexibility to add risk should opportunities emerge.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class I
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,000
$10,997
$10,918
$10,813
Dec-2023
Sep-2024
Sep-2025

	VELA Short Duration Fund - Class I	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$10,000	$10,000	$10,000
Sep-2024	$10,481	$10,486	$10,510
Sep-2025	$10,997	$10,918	$10,813

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.92%	5.44%
Bloomberg 1-3 Year US Government/Credit Index	4.12%	5.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$37,140,573
  Number of Portfolio Holdings126
  Advisory Fee $91,452
  Portfolio Turnover45%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Royal Caribbean Group, 6.250%, 03/15/32	1.3%
United States Treasury Note/Bond, 4.625%, 11/15/26	1.2%
United States Treasury Note, 4.375%, 12/15/26	1.2%
Oaktree Strategic Credit Fund, 8.400%, 11/14/28	1.2%
Cantor Fitzgerald LP, 7.200%, 12/12/28	1.2%
Essent Group, Ltd., 6.250%, 07/01/29	1.1%
Amer Sports, Inc., 6.750%, 02/16/31	1.1%
Assured Guaranty US Holdings, Inc., 6.679%, 12/15/66	1.1%
Antares Holdings LP, 6.250%, 10/23/29	1.1%
EQT Corp., 7.500%, 06/01/27	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Asset Backed Securities	3.8%
Materials	1.2%
Utilities	1.4%
Communications	1.8%
Money Market Funds	2.2%
Health Care	2.4%
Consumer Staples	2.7%
Real Estate	2.8%
Collateralized Mortgage Obligations	2.5%
Industrials	4.9%
Energy	7.8%
Consumer Discretionary	14.6%
Financials	20.5%
U.S. Government & Agencies	30.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class I (VESDX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VESDX

VELA Small Cap Fund

Class A (VESAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.36%

How did the Fund perform during the reporting period?

For the fiscal year ended, the VELA Small Cap Fund - Class A underperformed the Russell 2000® Index (the "Index"), the Fund’s additional Index, returning 1.20% compared to the Index return of 10.76%. Trailing the Index in a quarter, or even a year, does not trouble us-- given our pursuit of absolute diversification and our long-term view, it is customary for the Fund to differ meaningfully from the Index in the short run.

A small cap rally in the fourth fiscal quarter (third calendar quarter of 2025) was led by unprofitable and more leveraged companies, with the Russell 2000® Index outpacing the S&P 600 Index (typically regarded as a higher-quality index) by over 300 basis points (1Factset). This continues a trend we have observed since tariff-related lows in early April. In keeping with our investment philosophy and mandate, the Fund retained a quality bias, and several of the Fund's larger positions (by portfolio weight) remained out of favor.

Two of the Fund's higher conviction holdings were primary detractors to return in the period: the Fund's largest Industrials sector holdings, Hub Group, Inc. (HUBG) and Kirby Corp. (KEX). For each business, we believe our thesis remains intact and thus we were happy to add to the Fund's positions on weakness. As in the past, we used the recent fluctuations in the market to enhance the quality of the portfolio, leaning into our highest conviction names as we found valuations to be more attractive and building positions in some new opportunities that surfaced as a result of recent dislocations between price and value.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund - Class A - without load
VELA Small Cap Fund - Class A - with load
Russell 3000® Index
Russell 2000® Index
$21,000
$18,000
$15,000
$12,000
$9,000
$20,771
$19,815
$18,818
$17,278
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Small Cap Fund - Class A - without load	VELA Small Cap Fund - Class A - with load	Russell 3000® Index	Russell 2000® Index
Sep-2020	$10,000	$9,497	$10,000	$10,000
Sep-2021	$15,495	$14,715	$13,188	$14,768
Sep-2022	$14,346	$13,624	$10,863	$11,298
Sep-2023	$16,371	$15,547	$13,086	$12,307
Sep-2024	$19,581	$18,595	$17,691	$15,600
Sep-2025	$19,815	$18,818	$20,771	$17,278

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	1.20%	14.66%	14.66%
With Load	-3.86%	13.48%	13.48%
Russell 2000® Index	10.76%	11.56%	11.56%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$143,030,400
  Number of Portfolio Holdings Long55
  Advisory Fee $916,175
  Portfolio Turnover43%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	4.5%
Hub Group, Inc. - Class A	3.8%
Valvoline, Inc.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Wix.com Ltd.	3.1%
Performance Food Group Co.	3.0%
Criteo S.A. - ADR	3.0%
Axis Capital Holdings Ltd.	2.8%
Graham Holdings Co. - Class B	2.7%
Alamos Gold, Inc. - Class A	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Real Estate	1.1%
Utilities	1.2%
Communications	3.0%
Energy	5.1%
Health Care	7.5%
Technology	8.5%
Financials	10.1%
Materials	10.1%
Consumer Staples	11.1%
Consumer Discretionary	16.5%
Industrials	25.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class A (VESAX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VESAX

VELA Small Cap Fund

Class I (VESMX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.11%

How did the Fund perform during the reporting period?

For the fiscal year ended, the VELA Small Cap Fund - Class I underperformed the Russell 2000® Index (the "Index"), the Fund’s additional index, returning 1.42% compared to the Index's return of 10.76%. Trailing the Index in a quarter, or even a year, does not trouble us-- given our pursuit of absolute diversification and our long-term view, it is customary for the Fund to differ meaningfully from the Index  in the short run.

A small cap rally in the fourth fiscal quarter (third calendar quarter of 2025) was led by unprofitable and more leveraged companies, with the Russell 2000® Index outpacing the S&P 600 Index (typically regarded as a higher-quality index) by over 300 basis points (1Factset). This continues a trend we have observed since tariff-related lows in early April. In keeping with the Fund's investment philosophy and mandate, the Fund retained a quality bias, and several of the Fund's larger positions (by portfolio weight) remained out of favor.

Two of the Fund's higher conviction holdings were primary detractors to return in the period: the Fund's largest Industrials sector holdings, Hub Group, Inc. (HUBG) and Kirby Corp. (KEX). For each business, we believe our thesis remains intact and thus we were happy to add to the Fund's positions on weakness. As in the past, we used the recent fluctuations in the market to enhance the quality of the portfolio, leaning into our highest conviction names as we found valuations to be more attractive and building positions in some new opportunities that surfaced as a result of recent dislocations between price and value.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund- Class I
Russell 2000® Index
Russell 3000® Index
$22,000
$19,000
$16,000
$13,000
$10,000
$20,771
$20,061
$17,278
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	VELA Small Cap Fund- Class I	Russell 2000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$15,539	$14,768	$13,188
Sep-2022	$14,421	$11,298	$10,863
Sep-2023	$16,495	$12,307	$13,086
Sep-2024	$19,780	$15,600	$17,691
Sep-2025	$20,061	$17,278	$20,771

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	1.42%	14.94%	14.94%
Russell 2000® Index	10.76%	11.56%	11.56%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$143,030,400
  Number of Portfolio Holdings Long55
  Advisory Fee $916,175
  Portfolio Turnover43%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	4.5%
Hub Group, Inc. - Class A	3.8%
Valvoline, Inc.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Wix.com Ltd.	3.1%
Performance Food Group Co.	3.0%
Criteo S.A. - ADR	3.0%
Axis Capital Holdings Ltd.	2.8%
Graham Holdings Co. - Class B	2.7%
Alamos Gold, Inc. - Class A	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Real Estate	1.1%
Utilities	1.2%
Communications	3.0%
Energy	5.1%
Health Care	7.5%
Technology	8.5%
Financials	10.1%
Materials	10.1%
Consumer Staples	11.1%
Consumer Discretionary	16.5%
Industrials	25.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2025.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2025, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.36% to 0.34% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class I (VESMX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-VESMX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Jim Haring is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

September 30, 2025	$74,150
September 30, 2024	$71,150

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

September 30, 2025	$15,250
September 30, 2024	$15,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended September 30, 2025 and September 30, 2024 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

and Additional Information

September 30, 2025

VELA Small Cap Fund

Class A (VESAX)

Class I (VESMX)

VELA Large Cap Plus Fund

Class A (VELAX)

Class I (VELIX)

VELA International Fund

Class A (VEILX)

Class I (VEITX)

VELA Income Opportunities Fund

Class A (VIOAX)

Class I (VIOIX)

VELA Short Duration Fund

Class A (VASDX)

Class I (VESDX)

VELA SMALL CAP FUND

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 99.50%
Communications — 2.97%
Criteo S.A. - ADR(a)	188,234	$4,254,089

Consumer Discretionary — 14.78%
Atlanta Braves Holdings, Inc., Class C(a)(b)	73,095	3,040,021
BRP, Inc.(b)	21,029	1,278,143
Graham Holdings Co., Class B	3,225	3,796,825
Movado Group, Inc.	165,760	3,144,467
Murphy USA, Inc.	6,357	2,468,169
Pool Corp.(b)	9,277	2,876,519
Valvoline, Inc.(a)(b)	126,316	4,536,007
		21,140,151
Consumer Staples — 11.06%
Coca-Cola Consolidated, Inc.(b)	28,480	3,336,717
Ingles Markets, Inc., Class A	23,475	1,632,921
Mama’s Creations, Inc.(a)(b)	295,032	3,100,786
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	7,819	1,003,959
Performance Food Group Co.(a)(b)	41,390	4,306,216
Seaboard Corp.	667	2,432,549
		15,813,148
Energy — 6.75%
Antero Resources Corp.(a)(b)	90,689	3,043,523
Cactus, Inc., Class A	46,232	1,824,777
Range Resources Corp.(b)	88,141	3,317,627
Tidewater, Inc.(a)(b)	27,667	1,475,481
		9,661,408
Financials — 10.15%
1st Source Corp.(b)	31,049	1,911,376
Ambac Financial Group, Inc.(a)	169,999	1,417,792
Assured Guaranty Ltd.(b)	33,145	2,805,724
Axis Capital Holdings Ltd.(b)	42,516	4,073,033
BOK Financial Corp.(b)	20,850	2,323,524
Federal Agricultural Mortgage Corp., Class C	11,788	1,980,148
		14,511,597
Health Care — 7.55%
Bruker Corp.	47,038	1,528,265
Encompass Health Corp.(b)	13,158	1,671,329
Globus Medical, Inc., Class A(a)	24,268	1,389,828

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Indivior PLC(a)(b)	98,253	$2,368,880
SI-BONE, Inc.(a)	133,467	1,964,634
Supernus Pharmaceuticals, Inc.(a)(b)	39,195	1,873,129
		10,796,065
Industrials — 25.28%
Applied Industrial Technologies, Inc.(b)	17,248	4,502,590
BWX Technologies, Inc.(b)	13,351	2,461,524
Copa Holdings, S.A., Class A	19,417	2,307,128
Greenbrier Companies, Inc. (The)	60,843	2,809,121
Hub Group, Inc., Class A	159,592	5,496,349
Janus International Group, Inc.(a)(b)	268,241	2,647,539
Kirby Corp.(a)	77,341	6,454,106
Lincoln Electric Holdings, Inc.(b)	13,974	3,295,489
Proficient Auto Logistics, Inc.(a)	189,405	1,305,000
Sun Country Airlines Holdings, Inc.(a)	197,539	2,332,936
Tetra Tech, Inc.(b)	76,190	2,543,222
		36,155,004
Materials — 10.12%
Alamos Gold, Inc., Class A(b)	102,735	3,581,342
Installed Building Products, Inc.(b)	10,059	2,481,153
Major Drilling Group International, Inc.(a)	396,795	3,319,339
Monarch Cement Co. (The)	6,002	1,403,448
NewMarket Corp.	1,977	1,637,371
Worthington Enterprises, Inc.(b)	36,931	2,049,301
		14,471,954
Real Estate — 1.12%
NET Lease Office Properties	54,289	1,610,212

Technology — 8.51%
EPAM Systems, Inc.(a)	6,656	1,003,658
JFrog Ltd.(a)(b)	29,577	1,399,879
Shift4 Payments, Inc., Class A(a)	27,006	2,090,265
Teradyne, Inc.(b)	23,319	3,209,627
Wix.com Ltd.(a)	25,127	4,463,309
		12,166,738

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — (continued)
Utilities — 1.21%
National Fuel Gas Co.	18,691	$1,726,488

TOTAL COMMON STOCKS (Cost $115,026,656)		142,306,854

Money Market Funds — 0.96%
First American Treasury Obligations Fund, Class X, 4.02%(c)	1,379,520	1,379,520
TOTAL MONEY MARKET FUNDS (Cost $1,379,520)		1,379,520

Total Investments — 100.46% (Cost $116,406,176)		143,686,374
Liabilities in Excess of Other Assets — (0.46)%		(655,974)
Net Assets — 100.00%		$143,030,400

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on September 30, 2025 was $35,618,964.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Open Written Option Contracts

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (1.29)%
1st Source Corp.	(78)	$(480,168)	$70.00	December 2025	$(4,446)
1st Source Corp.	(78)	(480,168)	75.00	December 2025	(1,248)
Alamos Gold, Inc., Class A	(514)	(1,791,804)	34.00	March 2026	(236,440)
Alamos Gold, Inc., Class A	(103)	(359,058)	37.00	March 2026	(33,990)
Alamos Gold, Inc., Class A	(103)	(359,058)	39.00	March 2026	(26,780)
Antero Resources Corp.	(136)	(456,416)	45.00	March 2026	(12,240)
Applied Industrial Technologies, Inc.	(59)	(1,540,195)	280.00	November 2025	(24,043)
Applied Industrial Technologies, Inc.	(26)	(678,730)	300.00	February 2026	(13,910)
Assured Guaranty Ltd.	(166)	(1,405,190)	100.00	October 2025	(166)
Atlanta Braves Holdings, Inc., Class C	(222)	(923,298)	55.00	February 2026	(6,438)
Axis Capital Holdings Ltd.	(140)	(1,341,200)	95.00	October 2025	(36,400)
BOK Financial Corp.	(104)	(1,158,976)	120.00	December 2025	(21,320)
BRP, Inc.	(42)	(255,276)	65.00	December 2025	(13,650)
BWX Technologies, Inc.	(123)	(2,267,751)	190.00	February 2026	(196,184)
Coca-Cola Consolidated, Inc.	(85)	(995,860)	135.00	December 2025	(15,300)
Coca-Cola Consolidated, Inc.	(57)	(667,812)	140.00	December 2025	(5,985)
Encompass Health Corp.	(110)	(1,397,220)	115.00	December 2025	(163,350)
Indivior PLC	(622)	(1,499,642)	25.00	November 2025	(124,400)
Indivior PLC	(154)	(371,294)	25.00	May 2026	(72,380)
Indivior PLC	(154)	(371,294)	30.00	May 2026	(44,660)
Installed Building Products, Inc.	(34)	(838,644)	270.00	March 2026	(74,120)
Janus International Group, Inc.	(1,341)	(1,323,567)	12.50	February 2026	(36,877)
JFrog Ltd.	(148)	(700,484)	55.00	December 2025	(27,380)
Lincoln Electric Holdings, Inc.	(56)	(1,320,648)	260.00	May 2026	(59,920)
Mama’s Creations, Inc.	(1,180)	(1,240,180)	15.00	February 2026	(41,300)
Ollie’s Bargain Outlet Holdings, Inc.	(27)	(346,680)	135.00	October 2025	(4,928)
Ollie’s Bargain Outlet Holdings, Inc.	(13)	(166,920)	145.00	January 2026	(5,720)
Performance Food Group Co.	(129)	(1,342,116)	100.00	March 2026	(143,190)
Performance Food Group Co.	(129)	(1,342,116)	105.00	March 2026	(110,295)

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Open Written Option Contracts (continued)

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options — (continued)
Pool Corp.	(25)	$(775,175)	$370.00	November 2025	$(2,925)
Pool Corp.	(21)	(651,147)	390.00	January 2026	(3,927)
Range Resources Corp.	(220)	(828,080)	46.00	March 2026	(28,050)
Supernus Pharmaceuticals, Inc.	(98)	(468,342)	55.00	December 2025	(18,375)
Teradyne, Inc.	(117)	(1,610,388)	135.00	January 2026	(188,370)
Tetra Tech, Inc.	(175)	(584,150)	42.00	December 2025	(3,850)
Tidewater, Inc.	(83)	(442,639)	75.00	January 2026	(7,055)
Tidewater, Inc.	(28)	(149,324)	80.00	April 2026	(4,690)
Valvoline, Inc.	(594)	(2,133,054)	45.00	January 2026	(23,760)
Worthington Enterprises, Inc.	(100)	(554,900)	65.00	December 2025	(9,500)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,616,910)					$(1,847,562)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 99.34%
Communications — 13.40%
Alphabet, Inc., Class A(a)	13,053	$3,173,184
Booking Holdings, Inc.	293	1,581,986
Meta Platforms, Inc., Class A(a)	3,115	2,287,594
Uber Technologies, Inc.(a)(b)	12,067	1,182,204
Walt Disney Co. (The)	8,919	1,021,226
		9,246,194
Consumer Discretionary — 12.23%
Amazon.com, Inc.(a)(b)	14,032	3,081,006
Deckers Outdoor Corp.(a)(b)	6,201	628,595
Home Depot, Inc. (The)(a)	3,510	1,422,217
NIKE, Inc., Class B(a)	17,953	1,251,863
Starbucks Corp.	8,420	712,332
TJX Companies, Inc. (The)(a)	9,322	1,347,402
		8,443,415
Consumer Staples — 3.55%
PepsiCo, Inc.	7,480	1,050,491
Sysco Corp.(a)	5,356	441,013
Tyson Foods, Inc., Class A	17,678	959,916
		2,451,420
Energy — 5.11%
Baker Hughes Co., Class A(a)	31,596	1,539,357
MPLX LP(a)	25,430	1,270,228
Suncor Energy, Inc.(a)	17,237	720,679
		3,530,264
Financials — 12.58%
Arch Capital Group Ltd.(b)	10,737	974,168
Bank of America Corp.(a)	29,985	1,546,926
Berkshire Hathaway, Inc., Class B(b)	3,641	1,830,476
Citigroup, Inc.(a)	22,032	2,236,248
KKR & Co., Inc.	3,952	513,563
MetLife, Inc.(a)	19,194	1,581,010
		8,682,391
Health Care — 14.21%
Abbott Laboratories	8,587	1,150,143
AbbVie, Inc.	5,717	1,323,714
Align Technology, Inc.(b)	7,929	992,870
AstraZeneca PLC - ADR	10,510	806,327
Johnson & Johnson	13,972	2,590,688

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Thermo Fisher Scientific, Inc.	3,815	$1,850,351
Zoetis, Inc., Class A(a)	7,459	1,091,401
		9,805,494
Industrials — 11.72%
3M Co.(a)	9,160	1,421,449
Applied Industrial Technologies, Inc.	844	220,326
CSX Corp.	30,987	1,100,349
Deere & Co.(a)	2,451	1,120,744
FedEx Corp.(a)	5,004	1,179,993
Kirby Corp.(b)	9,658	805,960
Lincoln Electric Holdings, Inc.	5,729	1,351,070
Northrop Grumman Corp.	1,465	892,654
		8,092,545
Materials — 1.24%
PPG Industries, Inc.	8,150	856,646

Technology — 25.30%
Accenture PLC, Class A(a)	6,132	1,512,151
Adobe, Inc.(b)	2,422	854,360
Advanced Micro Devices, Inc.(b)	2,061	333,449
Autodesk, Inc.(a)(b)	4,460	1,416,808
EPAM Systems, Inc.(b)	7,584	1,143,592
Infineon Technologies AG - ADR	42,294	1,652,849
Microsoft Corp.(a)	6,525	3,379,624
PayPal Holdings, Inc.(a)(b)	10,322	692,193
Salesforce.com, Inc.(a)	5,037	1,193,769
ServiceNow, Inc.(a)(b)	1,507	1,386,862
Teradyne, Inc.	3,415	470,041
Visa, Inc., Class A(a)	4,021	1,372,689
Wix.com Ltd.(b)	6,395	1,135,944
Workday, Inc., Class A(a)(b)	3,822	920,070
		17,464,401
TOTAL COMMON STOCKS (Cost $49,821,897)		68,572,770

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED CALL OPTIONS — 0.50%
Axsome Therapeutics, Inc.	30	$364,350	$130.00	December 2025	$18,150
Centene Corp.	50	178,400	37.50	June 2026	29,000
CVS Health Corp.	40	301,560	75.00	March 2026	27,700
Globus Medical, Inc.	65	372,255	55.00	December 2025	34,450
Ionis Pharmaceuticals, Inc.	75	490,650	70.00	January 2026	40,500
Keurig Dr Pepper, Inc.	200	510,200	33.00	April 2026	10,000
Nvidia Corp.	70	1,306,060	200.00	January 2026	81,200
Tesla, Inc.	7	311,304	460.00	February 2026	43,138
UnitedHealth Group, Inc.	20	690,600	370.00	March 2026	58,650
TOTAL PURCHASED CALL OPTIONS (Cost $324,426)					342,788

PURCHASED PUT OPTIONS — 1.48%
3M Co.	40	620,720	120.00	March 2026	7,780
3M Co.	50	775,900	145.00	March 2026	36,625
AbbVie, Inc.	50	1,157,700	195.00	December 2025	6,625
Accenture PLC, Class A	90	2,219,400	200.00	November 2025	7,425
Adobe, Inc.	20	705,500	320.00	December 2025	20,950
Advanced Micro Devices, Inc.	19	307,401	135.00	November 2025	5,557
Align Technology, Inc.	75	939,150	105.00	March 2026	57,375
Alphabet, Inc., Class A	80	1,944,800	215.00	January 2026	51,600
Alphabet, Inc., Class A	80	1,944,800	175.00	November 2025	5,080
Amazon.com, Inc.	90	1,976,130	200.00	January 2026	57,600
Baker Hughes Co., Class A	263	1,281,336	40.00	December 2025	11,835
Bank of America Corp.	275	1,418,725	44.00	November 2025	9,488
Booking Holdings, Inc.	2	1,079,854	5,000.00	October 2025	3,740
Broadcom, Inc.	20	659,820	280.00	March 2026	34,750
Citigroup, Inc.	195	1,979,250	95.00	January 2026	72,150
Deckers Outdoor Corp.	60	608,220	85.00	March 2026	34,800
Deere & Co.	19	868,794	420.00	January 2026	20,900
EPAM Systems, Inc.	50	753,950	140.00	December 2025	36,250
Etoro Group Ltd.	60	247,620	35.00	April 2026	22,200
Johnson & Johnson	100	1,854,200	170.00	December 2025	15,800
LyondellBasell Industries N.V.	60	294,240	45.00	January 2026	18,450
Meta Platforms Inc., Class A	32	2,350,016	650.00	December 2025	49,280
Microsoft Corp.	70	3,625,650	450.00	November 2025	17,885

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED PUT OPTIONS — (continued)
MPLX LP	191	$954,045	$42.00	January 2026	$3,820
Nike, Inc., Class B	180	1,255,140	65.00	December 2025	58,950
Nvidia Corp.	155	2,891,990	120.00	June 2026	57,350
Salesforce.com, Inc.	53	1,256,100	220.00	February 2026	63,070
ServiceNow, Inc.	15	1,380,420	800.00	January 2026	37,950
SPDR S&P 500 ETF Trust	240	15,988,320	575.00	January 2026	112,200
Starbucks Corp.	78	659,880	75.00	October 2025	1,287
Teradyne, Inc.	31	426,684	105.00	January 2026	8,060
Uber Technologies, Inc.	100	979,700	87.50	January 2026	33,000
Visa, Inc., Class A	40	1,365,520	315.00	October 2025	3,100
Wix.com Ltd.	30	532,890	140.00	January 2026	9,975
Zoetis, Inc., Class A	80	1,170,560	125.00	March 2026	28,800
TOTAL PURCHASED PUT OPTIONS (Cost $1,394,375)					1,021,707

	Shares
Money Market Funds — 3.30%
First American Treasury Obligations Fund, Class X, 4.02%(c)	2,278,285	2,278,285
TOTAL MONEY MARKET FUNDS (Cost $2,278,285)		2,278,285

Total Investments — 104.62% (Cost $53,818,983)		72,215,550
Liabilities in Excess of Other Assets — (4.62)%		(3,188,671)
Net Assets — 100.00%		$69,026,879

(a)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on September 30, 2025 was $33,982,173.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ADR - American Depositary Receipt.

ETF - Exchange Traded Funds.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Open Written Options Contracts

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.69)%
3M Co.	(79)	$(1,225,922)	$175.00	March 2026	$(43,055)
AbbVie, Inc.	(46)	(1,065,084)	220.00	December 2025	(81,880)
Autodesk, Inc.	(40)	(1,270,680)	310.00	January 2026	(99,400)
Baker Hughes Co., Class A	(150)	(730,800)	47.00	December 2025	(59,250)
Meta Platforms Inc., Class A	(21)	(1,542,198)	850.00	December 2025	(28,507)
Microsoft Corp.	(35)	(1,812,825)	575.00	December 2025	(20,125)
MPLX LP	(191)	(954,045)	55.00	January 2026	(5,730)
Suncor Energy, Inc.	(151)	(631,331)	46.00	January 2026	(12,080)
Teradyne, Inc.	(31)	(426,684)	130.00	January 2026	(58,125)
TJX Companies, Inc. (The)	(49)	(708,246)	140.00	January 2026	(48,143)
Uber Technologies, Inc.	(91)	(891,527)	115.00	January 2026	(26,299)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $290,146)					$(482,594)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Securities Sold Short

September 30, 2025

	Shares	Fair Value
Common Stocks - Short — (5.51%)
Communications — (0.75%)
Netflix, Inc.(a)	(162)	$(194,225)
SoftBank Corp. - ADR	(5,169)	(327,198)
		(521,423)
Consumer Discretionary — (0.96%)
Burlington Stores, Inc.(a)	(842)	(214,289)
InterContinental Hotels Group PLC - ADR	(2,263)	(274,411)
Lowe’s Companies, Inc.	(688)	(172,901)
		(661,601)
Consumer Staples — (0.59%)
US Foods Holding Corp.(a)	(5,313)	(407,083)

Financials — (0.57%)
Blue Owl Capital, Inc.	(14,650)	(248,025)
Capital One Financial Corp.	(698)	(148,381)
		(396,406)
Health Care — (0.61%)
Edwards LifeSciences Corp.(a)	(3,164)	(246,064)
HealthEquity, Inc.(a)	(1,845)	(174,851)
		(420,915)
Industrials — (0.80%)
Bloom Energy Corp., Class A(a)	(1,862)	(157,469)
Fastenal Co.	(4,838)	(237,255)
Quanta Services, Inc.	(379)	(157,065)
		(551,789)
Technology — (1.23%)
Block, Inc.(a)	(1,322)	(95,541)
Duolingo, Inc.(a)	(525)	(168,966)
International Business Machines Corp.	(621)	(175,221)
Logitech International S.A.	(1,787)	(195,998)
Palantir Technologies, Inc., Class A(a)	(1,210)	(220,728)
		(856,454)
TOTAL COMMON STOCKS — SHORT (Proceeds Received $3,494,664)		$(3,815,671)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Securities Sold Short (continued)

September 30, 2025

	Shares	Fair Value
Exchange-Traded Funds - Short — (0.53%)
Energy Select Sector SPDR® Fund	(4,132)	$(369,153)
TOTAL EXCHANGE-TRADED FUNDS — SHORT (Proceeds Received $349,178)		(369,153)

TOTAL SECURITIES SOLD SHORT — (6.04)% (Proceeds Received $3,843,842)		$(4,184,824)

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 92.74%
Australia — 2.43%
Consumer Discretionary — 1.41%
Bapcor, Ltd.	463,000	$968,902

Health Care — 1.02%
Ansell Ltd.	33,100	698,187
Total Australia		1,667,089

Austria — 3.00%
Communications — 1.71%
Telekom Austria AG	110,000	1,175,964

Materials — 1.29%
Wienerberger AG	27,200	880,533
Total Austria		2,056,497

Belgium — 1.84%
Financials — 1.84%
KBC Group N.V.	10,500	1,258,239
Total Belgium		1,258,239

Brazil — 3.54%
Consumer Discretionary — 1.49%
Arcos Dorados Holdings, Inc., Class A	151,000	1,019,250

Consumer Staples — 2.05%
Ambev SA	620,000	1,406,046
Total Brazil		2,425,296

Canada — 9.90%
Energy — 3.43%
Pason Systems, Inc.	110,000	954,975
Suncor Energy, Inc.	33,400	1,396,454
		2,351,429

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Canada — (continued)
Materials — 6.47%
Alamos Gold, Inc., Class A	45,700	$1,593,102
Major Drilling Group International, Inc.(a)	137,000	1,146,056
OceanaGold Corp.	79,100	1,688,930
		4,428,088
Total Canada		6,779,517

Denmark — 2.36%
Industrials — 2.36%
FLSmidth & Co. A/S	23,000	1,619,029
Total Denmark		1,619,029

Faroe Islands — 1.58%
Consumer Staples — 1.58%
Bakkafrost P/F	23,500	1,079,249
Total Faroe Islands		1,079,249

France — 9.32%
Communications — 2.36%
Criteo S.A. - ADR(a)	71,500	1,615,901

Consumer Discretionary — 1.53%
Cia Generale de Establissements Michelin SCA	29,100	1,047,941

Consumer Staples — 0.67%
Remy Cointreau	8,500	460,905

Energy — 2.01%
TotalEnergies SE	22,600	1,376,458

Industrials — 1.08%
Rexel SA	22,400	737,439

Materials — 1.67%
Foraco International SA(a)	747,000	1,143,491
Total France		6,382,135

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Germany — 6.69%
Consumer Discretionary — 1.23%
Fielmann AG	14,000	$845,814

Industrials — 1.65%
Duerr AG	48,000	1,130,435

Materials — 1.26%
Fuchs Petrolub SE	24,100	863,594

Technology — 2.55%
Infineon Technologies AG	44,500	1,745,645
Total Germany		4,585,488

Hong Kong — 6.09%
Consumer Staples — 2.13%
WH Group Ltd.(b)	1,350,000	1,462,001

Industrials — 1.91%
Johnson Electric Holdings Ltd.	250,000	1,308,029

Technology — 2.05%
VTech Holdings Ltd.	174,200	1,403,772
Total Hong Kong		4,173,802

Indonesia — 1.64%
Materials — 1.64%
United Tractors Tbk PT	700,000	1,124,530
Total Indonesia		1,124,530

Israel — 2.83%
Technology — 2.83%
Wix.com Ltd.(a)	10,900	1,936,167
Total Israel		1,936,167

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Japan — 4.91%
Consumer Discretionary — 3.22%
Honda Motor Co. Ltd.	73,500	$758,568
KeePer Technical Laboratory Co., Ltd.	57,300	1,448,080
		2,206,648
Materials — 1.07%
Toray Industries, Inc.	115,000	733,767

Technology — 0.62%
Nintendo Co. Ltd.	4,900	423,999
Total Japan		3,364,414

Luxembourg — 2.37%
Consumer Staples — 2.37%
B&M European Value Retail SA	460,000	1,622,732
Total Luxembourg		1,622,732

Mexico — 3.74%
Consumer Staples — 3.74%
BBB Foods Inc.(a)	40,500	1,091,880
Kimberly-Clark de Mexico SAB de CV, Class A	698,300	1,470,041
		2,561,921
Total Mexico		2,561,921

Netherlands — 6.38%
Consumer Staples — 2.30%
JDE Peet’s NV - ADR	42,900	1,573,811

Financials — 2.57%
ING Groep NV	67,300	1,764,222

Health Care — 1.51%
Argenx SE(a)	1,400	1,034,332
Total Netherlands		4,372,365

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Panama — 1.58%
Industrials — 1.58%
Copa Holdings, S.A., Class A	9,100	$1,081,262
Total Panama		1,081,262

Philippines — 0.27%
Consumer Staples — 0.27%
Ginebra San Miguel, Inc.	38,560	185,060
Total Philippines		185,060

Sweden — 3.31%
Financials — 2.00%
Svenska Handelsbanken AB, Class A	105,200	1,372,573

Industrials — 1.31%
Loomis AB	21,000	897,433
Total Sweden		2,270,006

Switzerland — 3.83%
Consumer Discretionary — 0.90%
Cie Financiere Richemont SA	3,200	614,339

Health Care — 2.93%
Roche Holding AG	3,700	1,232,132
Tecan Group AG	4,300	778,920
		2,011,052
Total Switzerland		2,625,391

United Kingdom — 14.15%
Communications — 0.99%
Informa PLC	54,900	680,007

Consumer Discretionary — 3.57%
Associated British Foods PLC	57,100	1,577,749
Coats Group PLC	770,000	863,804
		2,441,553
Consumer Staples — 2.73%
Cake Box Holdings PLC	170,166	452,230
Fevertree Drinks PLC	58,000	683,804

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
United Kingdom — (continued)
Consumer Staples — (continued)
Nomad Foods Ltd.	55,900	$735,085
		1,871,119
Health Care — 2.72%
Hikma Pharmaceuticals PLC	39,000	895,285
Indivior PLC(a)	40,200	969,222
		1,864,507
Technology — 4.14%
Allfunds Group PLC	123,500	921,774
Serco Group PLC	600,000	1,911,561
		2,833,335
Total United Kingdom		9,690,521

United States — 0.98%
Technology — 0.98%
Globant S.A.(b)	11,700	671,346
Total United States		671,346

TOTAL COMMON STOCKS (Cost $48,460,099)		63,532,056

Money Market Funds — 7.33%
First American Treasury Obligations Fund, Class X, 4.02%(c)	5,022,393	5,022,393
TOTAL MONEY MARKET FUNDS (Cost $5,022,393)		5,022,393

Total Investments — 100.07% (Cost $53,482,492)		68,554,449
Liabilities in Excess of Other Assets — (0.07)%		(46,589)
Net Assets — 100.00%		$68,507,860

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,462,001 as of September 30, 2025, representing 2.13% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments

September 30, 2025

	Shares	Fair Value
Common Stocks — 53.36%
Communications — 2.22%
Alphabet, Inc., Class A(a)	1,739	$422,751
Comcast Corp., Class A	11,376	357,434
		780,185
Consumer Discretionary — 7.02%
Genuine Parts Co.(a)	3,907	541,510
Movado Group, Inc.	22,354	424,055
NIKE, Inc., Class B(a)	4,527	315,668
Pool Corp.(a)	1,164	360,922
Starbucks Corp.(a)	4,685	396,351
Vail Resorts, Inc.	2,844	425,377
		2,463,883
Consumer Staples — 4.73%
Mondelez International, Inc., Class A(a)	4,643	290,048
PepsiCo, Inc.(a)	4,726	663,719
Sysco Corp.	8,564	705,160
		1,658,927
Energy — 4.03%
MPLX LP	10,476	523,276
Pason Systems, Inc.	50,267	436,397
Suncor Energy, Inc.(a)	10,876	454,726
		1,414,399
Financials — 8.12%
Arch Capital Group Ltd.	4,689	425,433
Axis Capital Holdings Ltd.	4,912	470,570
Federal Agricultural Mortgage Corp., Class C	2,983	501,084
First Interstate BancSystem, Inc., Class A	11,501	366,537
JPMorgan Chase & Co.(a)	1,180	372,207
KKR & Co., Inc.(a)	1,919	249,374
MetLife, Inc.	5,640	464,567
		2,849,772
Health Care — 8.22%
Abbott Laboratories(a)	2,525	338,198
AstraZeneca PLC - ADR(a)	3,477	266,755
Hikma Pharmaceuticals PLC	11,234	257,888
Johnson & Johnson	3,500	648,970
Medtronic PLC	7,445	709,062
Thermo Fisher Scientific, Inc.(a)	730	354,065

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Zoetis, Inc., Class A(a)	2,128	$311,369
		2,886,307
Industrials — 7.72%
Copa Holdings, S.A., Class A	6,053	719,218
CSX Corp.	21,553	765,347
Greenbrier Companies, Inc. (The)(a)	15,914	734,749
Installed Building Products, Inc.(a)	1,288	317,698
Wabash National Corp.	17,650	174,206
		2,711,218
Materials — 1.19%
PPG Industries, Inc.	3,970	417,287

Real Estate — 3.30%
BXP, Inc.(a)	4,728	351,480
NET Lease Office Properties	14,664	434,934
Simon Property Group, Inc.(a)	1,988	373,088
		1,159,502
Technology — 5.32%
Accenture PLC, Class A(a)	2,073	511,202
Fidelity National Information Services, Inc.(a)	6,034	397,882
Garmin Ltd.(a)	1,510	371,792
Salesforce, Inc.(a)	1,442	341,754
Texas Instruments, Inc.(a)	1,339	246,014
		1,868,644
Utilities — 1.49%
National Fuel Gas Co.	2,980	275,263
NorthWestern Energy Group, Inc.	4,233	248,096
		523,359
TOTAL COMMON STOCKS (Cost $16,840,292)		18,733,483

Preferred Stocks — 5.18%
Financials — 5.18%
Arch Capital Group Ltd., Series G, 4.55%	17,351	311,450
Axis Capital Holdings Ltd., Series E, 5.50%	14,944	319,802
Bank OZK, Series A, 4.63%	8,700	151,728

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2025

	Shares	Fair Value
Preferred Stocks — (continued)
Financials — (continued)
First Busey Corp., Series B, 8.25%	12,000	$306,600
Huntington Bancshares Inc., Series J, 6.88%	9,318	238,168
Merchants Bancorp, Series E, 7.63%	7,437	171,795
Stifel Financial Corp., Series B, 6.25%	2,644	65,994
WesBanco, Inc., 7.38%	10,000	253,800
		1,819,337
TOTAL PREFERRED STOCKS (Cost $1,824,689)		1,819,337

	Principal Amount
Corporate Bonds — 40.72%
Communications — 0.85%
Nexstar Media, Inc., 5.63%, 7/15/2027(b)	$300,000	299,852

Consumer Discretionary — 11.19%
Allegiant Travel Co., 7.25%, 8/15/2027(b)	400,000	405,167
Bloomin’ Brands Inc. / OSI Restaurant Partners LLC, 5.13%, 4/15/2029(b)	250,000	217,898
BlueLinx Holdings Inc., 6.00%, 11/15/2029(b)	211,000	208,361
Churchill Downs, Inc., 6.75%, 5/1/2031(b)	250,000	256,570
Ford Motor Credit Co., LLC, 5.11%, 5/3/2029	350,000	347,568
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032(b)	400,000	419,585
Graham Holdings Co., 5.75%, 6/1/2026(b)	300,000	300,255
Macy’s Retail Holdings LLC, 7.38%, 8/1/2033(b)	350,000	365,368
Six Flags Entertainment Corp., 7.25%, 5/15/2031(b)	300,000	300,279
Victoria’s Secret & Co., 4.63%, 7/15/2029(b)	350,000	334,600
Viking Cruises Ltd., 9.13%, 7/15/2031(b)	300,000	322,208
Wendy’s International LLC, 7.00%, 12/15/2025	150,000	150,877
Winnebago Industries, Inc., 6.25%, 7/15/2028(b)	300,000	299,799
		3,928,535
Consumer Staples — 0.68%
Simmons Foods, Inc., 4.63%, 3/1/2029(b)	250,000	240,006

Energy — 4.24%
Antero Resources Corp., 7.63%, 2/1/2029(b)	150,000	153,280
Civitas Resources Inc., 8.63%, 11/1/2030(b)	300,000	310,725
Coterra Energy, Inc., 4.38%, 3/15/2029	368,000	353,838

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Energy — (continued)
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029(b)	$359,000	$372,006
Tallgrass Energy Partners, LP, 5.50%, 1/15/2028(b)	300,000	298,686
		1,488,535
Financials — 10.75%
Ally Financial, Inc., Series B, 4.70%, 8/15/2169 (H15T5Y + 387bps)(c)(d)	256,000	249,384
Antares Holdings LP, 6.35%, 10/23/2029(b)	400,000	409,281
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)(c)	250,000	233,085
Citigroup, Inc., 7.13%, 12/31/2049 (France)(c)(d)	319,000	330,014
Cullen/Frost Capital Trust II, 5.98%, 3/1/2034 (TSFR3M + 81bps)(c)	300,000	270,434
First National of Nebraska, Inc., 7.25%, 6/15/2035(b)(c)	150,000	155,663
Iron Mountain, Inc., 7.00%, 2/15/2029(b)	250,000	257,788
Oaktree Strategic Credit Fund, 6.19%, 7/15/2030(b)	300,000	306,707
Ohio National Financial Services, Inc., 6.80%, 1/24/2030(b)	300,000	302,571
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y + 260bps)(c)(d)	300,000	291,621
State Street Corp, 6.45%, 9/5/2080 (H15T5Y + 214bps)(c)(d)	350,000	361,532
StoneX Group, Inc., 7.88%, 3/1/2031(b)	300,000	315,512
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)(c)(d)	300,000	290,500
		3,774,092
Health Care — 1.05%
Sotera Health Holdings LLC, 7.38%, 6/1/2031(b)	350,000	367,944

Industrials — 8.23%
American Airlines, Inc., 8.50%, 5/15/2029(b)	350,000	365,322
Atkore, Inc., 4.25%, 6/1/2031(b)	250,000	233,179
Cimpress PLC, 7.38%, 9/15/2032 (Ireland)(b)	300,000	299,977
Con-way, Inc., 6.70%, 5/1/2034	265,000	284,165
Hillenbrand, Inc., 3.75%, 3/1/2031	200,000	188,672
Installed Building Products, Inc., 5.75%, 2/1/2028(b)	350,000	349,719
Sensata Technologies BV, 5.88%, 9/1/2030(b)	250,000	252,355
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)(c)	400,000	401,962
Wabash National Corp., 4.50%, 10/15/2028(b)	350,000	324,843
Worthington Industries, Inc., 4.30%, 8/1/2032	210,000	190,283
		2,890,477
Materials — 1.16%
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029(b)	400,000	407,960

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Real Estate — 1.52%
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030(b)	$250,000	$264,389
Newmark Group, Inc., 7.50%, 1/12/2029	250,000	268,411
		532,800
Utilities — 1.05%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275bps)(c)	350,000	367,547

TOTAL CORPORATE BONDS (Cost $13,916,164)		14,297,748

	Shares
Money Market Funds — 0.74%
First American Treasury Obligations Fund, Class X, 4.02%(e)	260,701	260,701
TOTAL MONEY MARKET FUNDS (Cost $260,701)		260,701

Total Investments — 100.00% (Cost $32,841,846)		35,111,269
Liabilities in Excess of Other Assets — 0.00%(f)		(9)
Net Assets — 100.00%		$35,111,260

(a)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on September 30, 2025 was $4,581,301.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,717,854 as of September 30, 2025, representing 27.67% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(f)	Amount rounds to less than 0.000%.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Open Written Options Contracts

September 30, 2025

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.43)%
Abbott Laboratories	(21)	$(281,274)	$135.00	March 2026	$(17,482)
Accenture PLC, Class A	(4)	(98,640)	340.00	November 2025	(364)
Alphabet, Inc., Class A	(13)	(316,030)	250.00	March 2026	(27,528)
AstraZeneca PLC	(17)	(130,424)	85.00	January 2026	(2,406)
BXP, Inc.	(16)	(118,944)	87.50	January 2026	(1,600)
Fidelity National Information Services, Inc.	(38)	(250,572)	90.00	October 2025	(190)
Garmin Ltd.	(8)	(196,976)	250.00	January 2026	(11,440)
Genuine Parts Co.	(19)	(263,340)	145.00	November 2025	(6,269)
Genuine Parts Co.	(9)	(124,740)	155.00	February 2026	(3,240)
Greenbrier Companies, Inc. (The)	(28)	(129,276)	70.00	November 2025	(28)
Installed Building Products, Inc.	(10)	(246,660)	290.00	March 2026	(15,900)
JPMorgan Chase & Co	(3)	(94,629)	305.00	December 2025	(6,518)
JPMorgan Chase & Co.	(8)	(252,344)	295.00	November 2025	(20,839)
KKR & Co., Inc.	(7)	(90,965)	150.00	December 2025	(1,925)
KKR & Co., Inc.	(6)	(77,970)	165.00	December 2025	(570)
Mondelez International, Inc., Class A	(16)	(99,952)	70.00	March 2026	(2,160)
Nike, Inc., Class B	(35)	(244,055)	77.50	October 2025	(4,393)
PepsiCo, Inc.	(12)	(168,528)	160.00	March 2026	(3,030)
Pool Corp.	(5)	(155,035)	370.00	November 2025	(585)
Salesforce, Inc.	(4)	(94,800)	310.00	January 2026	(1,114)
Simon Property Group, Inc.	(7)	(131,369)	185.00	December 2025	(6,965)
Starbucks Corp.	(20)	(169,200)	110.00	January 2026	(1,300)
Starbucks Corp.	(17)	(143,820)	110.00	March 2026	(2,508)
Suncor Energy, Inc.	(30)	(125,430)	42.00	November 2025	(5,175)
Suncor Energy, Inc.	(30)	(125,430)	45.00	December 2025	(2,475)
Texas Instruments, Inc.	(5)	(91,865)	220.00	October 2025	(60)
Texas Instruments, Inc.	(5)	(91,865)	230.00	December 2025	(625)
Thermo Fisher Scientific, Inc.	(2)	(97,004)	550.00	December 2025	(1,620)
Thermo Fisher Scientific, Inc.	(2)	(97,004)	580.00	March 2026	(2,470)
Zoetis, Inc., Class A	(5)	(73,160)	180.00	January 2026	(405)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $171,028)					$(151,184)

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments

September 30, 2025

	Principal Amount	Fair Value
Asset Backed Securities — 3.83%
BMW Vehicle Owner Trust 2024-A, 5.18%, 2/26/2029	$250,000	$253,052
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029	250,000	250,759
GM Financial Consumer Automobile Receivables 2024-1, 4.85%, 12/18/2028	250,000	251,651
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/2028	218,820	221,460
Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/2028	194,564	193,810
Madison Park Funding XXXVII Ltd., Series 2019-37A, 5.43%, 4/15/2037(a)(b)	250,000	250,853
TOTAL ASSET BACKED SECURITIES (Cost $1,413,666)		1,421,585

Collateralized Mortgage Obligations — 2.53%
Fannie Mae REMIC Pass Through Certificates, Series 2024-97, 5.50%, 12/25/2050	212,503	214,700
Fannie Mae REMICS, Series 2025-58, 5.00%, 9/25/2051	292,001	292,784
Freddie Mac REMICS, Series 5547, 5.00%, 2/25/2052	325,606	323,809
Government National Mortgage Association REMIC Pass Through Certificates, Series 2024-76, 6.00%, 12/20/2049	108,769	108,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $935,157)		940,246

Corporate Bonds — 60.07%
Communications — 1.77%
Nexstar Media, Inc., 5.63%, 7/15/2027(a)	300,000	299,853
XPO, Inc., 6.25%, 6/1/2028(a)	350,000	357,300
		657,153
Consumer Discretionary — 14.59%
Amer Sports, Inc., 6.75%, 2/16/2031(a)	400,000	417,119
Carnival Corp., 7.88%, 6/1/2027	350,000	366,896
Ford Motor Credit Co. LLC, 7.21%, 3/6/2026 (O/N SOFR + 295bps)(b)	400,000	403,064
General Motors Financial Co., Inc., 5.66%, 5/8/2027 (O/N SOFR + 135bps)(b)	400,000	402,190
Group 1 Automotive, Inc., 4.00%, 8/15/2028(a)	200,000	194,578
Harley-Davidson Financial Services, Inc., 5.95%, 6/11/2029(a)	350,000	364,093
Hyundai Capital America, 5.63%, 1/8/2027 (O/N SOFR + 150bps)(a)(b)	250,000	252,559
Hyundai Capital America, 5.15%, 3/25/2027 (O/N SOFR + 99bps)(a)(b)	150,000	150,659
Mattel, Inc., 5.88%, 12/15/2027(a)	350,000	350,817
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026(a)	300,000	304,111
Nordstrom, Inc., 4.00%, 3/15/2027	300,000	296,534

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Consumer Discretionary — (continued)
Polaris, Inc., 6.95%, 3/15/2029	$250,000	$265,514
Royal Caribbean Group, 6.25%, 3/15/2032(a)	450,000	464,770
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029(a)	356,000	355,953
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026(a)	250,000	251,237
William Carter Co. (The), 5.63%, 3/15/2027(a)	250,000	250,209
Winnebago Industries, Inc., 6.25%, 7/15/2028(a)	329,000	328,779
		5,419,082
Consumer Staples — 2.67%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028(a)	300,000	300,359
Coty, Inc. / HFC Prestige Products, Inc., 4.75%, 1/15/2029(a)	350,000	343,056
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	350,000	347,785
		991,200
Energy — 7.75%
Antero Midstream Corp., 5.38%, 6/15/2029(a)	325,000	324,145
Antero Resources Corp., 7.63%, 2/1/2029(a)	350,000	357,652
Civitas Resources, Inc., 8.38%, 7/1/2028(a)	200,000	207,556
Coterra Energy, Inc., 4.38%, 3/15/2029	350,000	336,531
Energy Transfer LP, 5.63%, 5/1/2027(a)	350,000	350,161
EQT Corp., 7.50%, 6/1/2027	400,000	407,790
Expand Energy Corp., 6.75%, 4/15/2029(a)	343,000	346,596
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028(a)	300,000	309,462
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/2029(a)	250,000	239,910
		2,879,803
Financials — 20.46%
American Express Co., 5.58%, 4/25/2029 (O/N SOFR + 126bps)(b)	300,000	304,346
Antares Holdings LP, 6.35%, 10/23/2029(a)	400,000	409,281
Ares Capital Corp., 7.00%, 1/15/2027	350,000	360,418
Ares Finance Co. III LLC, 4.13%, 6/30/2051 (H15T5Y + 324bps)(a)(b)	325,000	320,047
Assured Guaranty US Holdings, Inc., 6.68%, 12/15/2066 (TSFR3M + 264bps)(b)	439,000	411,576
Bank of America Corp., 5.54%, 9/15/2027 (O/N SOFR + 135bps)(b)	150,000	151,340
Cantor Fitzgerald LP, 7.20%, 12/12/2028(a)	400,000	427,586
Charles Schwab Corp. (The), 4.00%, 12/31/2049 (H15T5Y + 317bps)(b)(c)	145,000	143,566
Citigroup Inc., 3.88%, 5/18/2172(b)(c)	200,000	198,366
Discover Bank, 5.97%, 8/9/2028 (O/N USIS + 173bps)(b)	250,000	259,019
Essent Group, Ltd., 6.25%, 7/1/2029	400,000	419,277
First National of Nebraska, Inc., 7.25%, 6/15/2035(a)(b)	100,000	103,775

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Financials — (continued)
Goldman Sachs Group, Inc. (The), 5.06%, 3/9/2027 (O/N SOFR + 81bps)(b)	$200,000	$200,267
Huntington Bancshares, Inc., 4.45%, 3/15/2168(b)(c)	250,000	246,680
JPMorgan Chase & Co., 5.47%, 2/24/2028 (O/N SOFR + 118bps)(b)	300,000	302,902
KeyCorp Capital, 4.99%, 7/1/2028 (TSFR3M + 100bps)(b)	400,000	390,564
M&T Bank Corp., 7.30%, 2/1/2172 (H15T5Y + 317bps)(b)(c)	264,000	267,487
MGIC Investment Corp., 5.25%, 8/15/2028	400,000	399,428
Morgan Stanley, 6.14%, 10/16/2026 (SOFRRATE + 177bps)(b)	150,000	150,098
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	400,000	434,524
Ohio National Financial Services, Inc., 6.80%, 1/24/2030(a)	338,000	340,896
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y + 260bps)(b)(c)	250,000	243,018
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M + 267bps)(b)	300,000	305,976
Radian Group, Inc., 6.20%, 5/15/2029	350,000	365,860
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)(b)(c)	250,000	242,083
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345bps)(b)(c)	200,000	198,288
		7,596,669
Health Care — 2.41%
Centene Corp., 2.45%, 7/15/2028	250,000	232,620
CVS Pass Through Trust, 6.04%, 12/10/2028	383,379	391,469
Prime Healthcare Foundation, Inc., 7.00%, 12/1/2027	260,000	270,204
		894,293
Industrials — 4.95%
American Airlines Pass-Through Trust, Series 2016-1, 3.58%, 7/15/2029	142,983	140,289
American Airlines, Inc., 8.50%, 5/15/2029(a)	200,000	208,756
Brink’s Co. (The), 6.50%, 6/15/2029(a)	150,000	154,531
Installed Building Products, Inc., 5.75%, 2/1/2028(a)	300,000	299,759
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)(b)	300,000	301,472
United Airlines, Inc., 4.38%, 4/15/2026(a)	375,000	374,210
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	350,000	360,690
		1,839,707
Materials — 1.21%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027(a)	200,000	199,533
ATI, Inc., 5.88%, 12/1/2027	250,000	250,501
		450,034

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Real Estate — 2.82%
Boston Properties LP, 2.75%, 10/1/2026	$100,000	$98,439
CubeSmart LP, 4.00%, 11/15/2025	150,000	149,825
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030(a)	250,000	264,389
Newmark Group, Inc., 7.50%, 1/12/2029	350,000	375,775
Realty Income Corp., 5.05%, 1/13/2026	160,000	160,032
		1,048,460
Utilities — 1.44%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275bps)(b)	350,000	367,547
Elm Road Generating Station Supercritical LLC, 5.21%, 2/11/2030(a)	165,752	165,312
		532,859
TOTAL CORPORATE BONDS (Cost $22,066,994)		22,309,260

U.S. Government & Agencies — 30.77%
Federal Home Loan Banks, 5.05%, 10/24/2031	107,143	107,184
Federal Home Loan Banks, 5.32%, 1/14/2033	250,000	250,672
Federal Home Loan Banks, 5.00%, 9/26/2033	150,000	150,006
United States Treasury Note, 4.88%, 11/30/2025	200,000	200,243
United States Treasury Note, 4.25%, 12/31/2025	200,000	200,136
United States Treasury Note, 4.25%, 1/31/2026	200,000	200,169
United States Treasury Note, 4.63%, 2/28/2026	200,000	200,574
United States Treasury Note, 4.50%, 3/31/2026	200,000	200,644
United States Treasury Note, 4.88%, 4/30/2026	250,000	251,482
United States Treasury Note, 4.13%, 6/15/2026	250,000	250,595
United States Treasury Note, 4.38%, 7/31/2026	250,000	251,222
United States Treasury Note, 3.75%, 8/31/2026	300,000	300,053
United States Treasury Note, 4.63%, 10/15/2026	350,000	353,291
United States Treasury Note, 4.38%, 12/15/2026	450,000	453,656
United States Treasury Note, 4.00%, 1/15/2027	400,000	401,594
United States Treasury Note, 4.13%, 2/15/2027	400,000	402,406
United States Treasury Note, 4.25%, 3/15/2027	350,000	352,926
United States Treasury Note, 2.75%, 4/30/2027	350,000	345,242
United States Treasury Note, 4.63%, 6/15/2027	350,000	355,653
United States Treasury Note, 4.38%, 7/15/2027	350,000	354,484
United States Treasury Note, 3.75%, 8/15/2027	350,000	350,827
United States Treasury Note, 3.88%, 10/15/2027	300,000	301,570

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2025

	Principal Amount	Fair Value
Corporate Bonds — (continued)
U.S. Government & Agencies — (continued)
United States Treasury Note, 3.88%, 11/30/2027	$300,000	$301,676
United States Treasury Note, 3.88%, 3/15/2028	300,000	301,986
United States Treasury Note, 4.00%, 6/30/2028	300,000	303,035
United States Treasury Note/Bond, 4.25%, 10/15/2025	200,000	200,001
United States Treasury Note/Bond, 4.88%, 5/31/2026	250,000	251,682
United States Treasury Note/Bond, 3.50%, 9/30/2026	300,000	299,406
United States Treasury Note/Bond, 4.63%, 11/15/2026	450,000	454,482
United States Treasury Note/Bond, 4.50%, 5/15/2027	350,000	354,655
United States Treasury Note/Bond, 3.38%, 9/15/2027	300,000	298,717
United States Treasury Note/Bond, 4.00%, 12/15/2027	300,000	302,543
United States Treasury Note/Bond, 4.25%, 1/15/2028	300,000	304,166
United States Treasury Note/Bond, 4.00%, 2/29/2028	300,000	302,736
United States Treasury Note/Bond, 3.75%, 4/15/2028	300,000	301,008
United States Treasury Note/Bond, 3.63%, 5/31/2028	300,000	300,135
United States Treasury Note/Bond, 4.13%, 7/31/2028	300,000	304,066
United States Treasury Note/Bond, 4.38%, 8/31/2028	300,000	306,211
United States Treasury Note/Bond, 4.63%, 9/30/2028	300,000	308,525
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,392,553)		11,429,659

	Share
Money Market Funds — 2.23%
First American Treasury Obligations Fund, Class X, 4.02%(d)	826,669	826,669
TOTAL MONEY MARKET FUNDS (Cost $826,669)		826,669

Total Investments — 99.43% (Cost $36,635,040)		36,927,419
Other Assets in Excess of Liabilities — 0.57%		213,154
Net Assets — 100.00%		$37,140,573

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $11,348,337 as of September 30, 2025, representing 30.56% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2025

based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities

September 30, 2025

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund
Assets
Investments in securities at fair value (cost $116,406,176, $53,818,983 and $53,482,492)	$143,686,374	$72,215,550	$68,554,449
Cash held at broker for securities sold short	—	1,735,995	—
Receivable for fund shares sold	21,583	—	—
Receivable for investments sold	1,560,971	46,189	157,269
Dividends and interest receivable	58,143	44,711	28,586
Tax reclaims receivable	—	1,376	257,021
Total Assets	145,327,071	74,043,821	68,997,325
Liabilities
Investments in securities sold short, at fair value (proceeds received $—, $3,843,842 and $—)	—	4,184,824	—
Written options, at value (premium received $1,616,910, $290,146 and $—)	1,847,562	482,594	—
Due to custodian	—	—	270,230
Payable for investments purchased	306,378	289,775	157,425
Payable to Adviser	88,718	34,678	41,571
12b-1 fees accrued - Class A	11,429	246	285
Administrative fees payable	42,584	20,806	19,954
Dividend expenses payable on short positions	—	4,019	—
Total Liabilities	2,296,671	5,016,942	489,465
Net Assets	$143,030,400	$69,026,879	$68,507,860
Net Assets consist of:
Paid-in capital	$114,748,372	$48,524,442	$48,457,606
Accumulated earnings	28,282,028	20,502,437	20,050,254
Net Assets	$143,030,400	$69,026,879	$68,507,860
Class A:
Net Assets	$22,754,776	$556,498	$642,987
Shares outstanding (unlimited number of shares authorized, no par value)	1,170,013	31,882	39,198
Net asset value, offering and redemption price per share	$19.45	$17.45	$16.40
Maximum offering price per share(a)	$20.47	$18.37	$17.27
Class I:
Net Assets	$120,275,624	$68,470,381	$67,864,873
Shares outstanding (unlimited number of shares authorized, no par value)	6,155,316	3,885,427	4,116,262
Net asset value, offering and redemption price per share	$19.54	$17.62	$16.49

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities (continued)

September 30, 2025

	VELA Income Opportunities Fund	VELA Short Duration Fund
Assets
Investments in securities at fair value (cost, $32,841,846 and $36,635,040)	$35,111,269	$36,927,419
Receivable for fund shares sold	—	—
Receivable for investments sold	—	—
Dividends and interest receivable	247,915	391,259
Tax reclaims receivable	753	—
Total Assets	35,359,937	37,318,678
Liabilities
Written Options, at value (premium received $171,028 and $—)	151,184	—
Payable for fund shares redeemed	—	60,832
Due to custodian	72,539	—
Payable for investments purchased	—	55,989
Payable for distributions to shareholders	—	41,103
Payable to Adviser	14,402	9,123
12b-1 fees accrued - Class A	183	110
Administrative fees payable	10,369	10,948
Total Liabilities	248,677	178,105
Net Assets	$35,111,260	$37,140,573
Net Assets consist of:
Paid-in capital	$33,536,899	$36,818,911
Accumulated earnings	1,574,361	321,662
Net Assets	$35,111,260	$37,140,573
Class A:
Net Assets	$148,924	$58,825
Shares outstanding (unlimited number of shares authorized, no par value)	15,061	5,812
Net asset value, offering and redemption price per share	$9.89	$10.12
Maximum offering price per share(a)	$10.41	$10.65
Class I:
Net Assets	$34,962,336	$37,081,748
Shares outstanding (unlimited number of shares authorized, no par value)	3,535,784	3,664,656
Net asset value, offering and redemption price per share	$9.89	$10.12

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations

For the year ended September 30, 2025

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund
Investment Income
Dividend income	$1,387,901	$1,192,864	$2,000,220
Foreign taxes withheld	(3,558)	(8,924)	(213,173)
Foreign taxes reclaim	—	—	90,793
Interest income	—	56,800	—
Total investment income	1,384,343	1,240,740	1,877,840
Expenses
Investment management fees	916,175	416,643	424,784
Administrative fees	439,765	249,986	203,897
12b-1 fees - Class A	54,559	718	695
Dividend and interest expense on securities sold short	—	46,550	—
Net operating expenses	1,410,499	713,897	629,376
Net investment income (loss)	(26,156)	526,843	1,248,464
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,307,902	3,511,953	3,983,817
Securities sold short	—	(947,544)	—
Purchased options	—	(262,180)	—
Written options	(668,633)	45,631	—
Foreign currency translations	(6,029)	(260)	(139,133)
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,604,687	813,446	5,994,785
Securities sold short	—	(135,582)	—
Purchased options	—	143,326	—
Written options	(389,494)	92,112	—
Foreign currency translations	1	—	13,117
Net realized and change in unrealized gain on investment securities, securities sold short, options and foreign currency translations	3,848,434	3,260,902	9,852,586
Net increase in net assets resulting from operations	$3,822,278	$3,787,745	$11,101,050

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations (continued)

For the year ended September 30, 2025

	VELA Income Opportunities Fund	VELA Short Duration Fund
Investment Income
Dividend income	$697,876	$49,362
Foreign taxes withheld	(6,223)	—
Interest income	909,947	1,512,382
Total investment income	1,601,600	1,561,744
Expenses
Investment management fees	164,611	91,452
Administrative fees	118,520	109,742
12b-1 fees - Class A	332	129
Net operating expenses	283,463	201,323
Net investment income	1,318,137	1,360,421
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	68,233	30,284
Written options	43,485	—
Foreign currency translations	(3,434)	—
Net change in unrealized appreciation (depreciation) on:
Investment securities	223,551	157,451
Written options	17,130	—
Foreign currency translations	56	—
Net realized and change in unrealized gain on investment securities, options and foreign currency translations	349,021	187,735
Net increase in net assets resulting from operations	$1,667,158	$1,548,156

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$(26,156)	$301,529	$526,843	$525,372
Net realized gain on investment securities, securities sold short, options and foreign currency translations	1,633,240	313,902	2,347,600	5,080,185
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	2,215,194	15,076,805	913,302	8,052,255
Net increase in net assets resulting from operations	3,822,278	15,692,236	3,787,745	13,657,812
Distributions to Shareholders from Earnings
Class A	—	(71,105)	(13,533)	—
Class I	(203,254)	(434,439)	(4,542,086)	(22,529)
Total distributions	(203,254)	(505,544)	(4,555,619)	(22,529)
Capital Transactions – Class A
Proceeds from shares sold	4,010,119	5,545,456	571,659	126,631
Reinvestment of distributions	—	71,105	13,533	—
Amount paid for shares redeemed	(3,119,308)	(1,704,194)	(196,972)	(279,413)
Total – Class A	890,811	3,912,367	388,220	(152,782)
Capital Transactions – Class I
Proceeds from shares sold	41,829,641	13,860,901	5,609,065	5,019,784
Reinvestment of distributions	202,234	431,907	4,541,976	22,529
Amount paid for shares redeemed	(10,735,743)	(1,592,800)	(12,745,112)	(2,336,541)
Total – Class I	31,296,132	12,700,008	(2,594,071)	2,705,772
Net increase (decrease) in net assets resulting from capital transactions	32,186,943	16,612,375	(2,205,851)	2,552,990
Total Increase (Decrease) in Net Assets	35,805,967	31,799,067	(2,973,725)	16,188,273
Net Assets
Beginning of year	107,224,433	75,425,366	72,000,604	55,812,331
End of year	$143,030,400	$107,224,433	$69,026,879	$72,000,604

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Share Transactions – Class A
Shares sold	211,617	306,642	33,444	7,697
Shares issued in reinvestment of distributions	—	4,136	817	—
Shares redeemed	(163,256)	(94,730)	(11,558)	(16,989)
Total – Class A	48,361	216,048	22,703	(9,292)
Share Transactions – Class I
Shares sold	2,278,714	751,588	333,012	311,763
Shares issued in reinvestment of distributions	10,666	25,053	272,137	1,463
Shares redeemed	(570,978)	(90,267)	(748,331)	(147,047)
Total – Class I	1,718,402	686,374	(143,182)	166,179
Net Increase (Decrease) in Shares Outstanding	1,766,763	902,422	(120,479)	156,887

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,248,464	$1,132,699	$1,318,137	$1,037,524
Net realized gain on investment securities, options and foreign currency translations	3,844,684	597,556	108,284	661,373
Net change in unrealized appreciation of investment securities, options and foreign currency translations	6,007,902	6,488,822	240,737	2,685,466
Net increase in net assets resulting from operations	11,101,050	8,219,077	1,667,158	4,384,363
Distributions to Shareholders from Earnings
Class A	(5,866)	(5,906)	(4,987)	(5,049)
Class I	(1,585,733)	(968,242)	(1,300,138)	(1,019,486)
Total distributions	(1,591,599)	(974,148)	(1,305,125)	(1,024,535)
Capital Transactions – Class A
Proceeds from shares sold	436,957	235,581	71,022	530,120
Reinvestment of distributions	5,866	5,905	4,987	5,049
Amount paid for shares redeemed	(38,609)	(250,811)	(35,730)	(552,181)
Total – Class A	404,214	(9,325)	40,279	(17,012)
Capital Transactions – Class I
Proceeds from shares sold	8,077,535	4,141,653	5,342,055	2,411,414
Reinvestment of distributions	1,573,198	959,674	1,300,138	1,019,486
Amount paid for shares redeemed	(2,690,492)	(1,365,563)	(1,417,017)	(4,576,020)
Total – Class I	6,960,241	3,735,764	5,225,176	(1,145,120)
Net increase (decrease) in net assets resulting from capital transactions	7,364,455	3,726,439	5,265,455	(1,162,132)
Total Increase in Net Assets	16,873,906	10,971,368	5,627,488	2,197,696
Net Assets
Beginning of year	51,633,954	40,662,586	29,483,772	27,286,076
End of year	$68,507,860	$51,633,954	$35,111,260	$29,483,772

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Share Transactions – Class A
Shares sold	29,137	18,538	7,368	56,299
Shares issued in reinvestment of distributions	458	463	516	535
Shares redeemed	(2,629)	(19,526)	(3,698)	(58,664)
Total – Class A	26,966	(525)	4,186	(1,830)
Share Transactions – Class I
Shares sold	561,958	318,611	551,891	256,882
Shares issued in reinvestment of distributions	122,523	74,975	134,416	107,649
Shares redeemed	(181,822)	(107,215)	(146,734)	(491,258)
Total – Class I	502,659	286,371	539,573	(126,727)
Net Increase (Decrease) in Shares Outstanding	529,625	285,846	543,759	(128,557)

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA Short Duration Fund
	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,360,421	$433,351
Net realized gain on investment securities	30,284	11,016
Net change in unrealized appreciation of investment securities	157,451	134,928
Net increase in net assets resulting from operations	1,548,156	579,295
Distributions to Shareholders from Earnings
Class A	(2,204)	(768)
Class I	(1,370,234)	(432,583)
Total distributions	(1,372,438)	(433,351)
Capital Transactions – Class A
Proceeds from shares sold	220,706	36,160
Reinvestment of distributions	2,204	768
Amount paid for shares redeemed	(201,361)	—
Total – Class A	21,549	36,928
Capital Transactions – Class I
Proceeds from shares sold	18,326,051	18,026,682
Reinvestment of distributions	1,124,093	432,593
Amount paid for shares redeemed	(949,498)	(199,487)
Total – Class I	18,500,646	18,259,788
Net increase in net assets resulting from capital transactions	18,522,195	18,296,716
Total Increase in Net Assets	18,697,913	18,442,660
Net Assets
Beginning of year	18,442,660	—
End of year	$37,140,573	$18,442,660
Share Transactions – Class A
Shares sold	21,965	3,607
Shares issued in reinvestment of distributions	219	77
Shares redeemed	(20,056)	—
Total – Class A	2,128	3,684
Share Transactions – Class I
Shares sold	1,823,945	1,800,093
Shares issued in reinvestment of distributions	111,661	43,181
Shares redeemed	(94,306)	(19,918)
Total – Class I	1,841,300	1,823,356
Net Increase in Shares Outstanding	1,843,428	1,827,040

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$19.22	$16.14	$14.21	$15.49	$10.00

Investment operations:
Net investment income (loss)	(0.04)	0.02	0.09	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	0.27	3.14	1.91	(1.17)	5.51
Total from investment operations	0.23	3.16	2.00	(1.12)	5.49

Less distributions to shareholders from:
Net investment income	—	(0.08)	(0.07)	(0.02)	— (a)
Net realized gains	—	—	—	(0.14)	—
Total distributions	—	(0.08)	(0.07)	(0.16)	— (a)

Net asset value, end of year	$19.45	$19.22	$16.14	$14.21	$15.49

Total Return(b)	1.20%	19.61%	14.11%	(7.41)%	54.95%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$22,755	$21,559	$14,620	$12,322	$8,520
Ratio of expenses to average net assets	1.36%	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	(0.23)%	0.14%	0.60%	0.36%	(0.34)%
Portfolio turnover rate(c)	43%	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$19.31	$16.21	$14.27	$15.53	$10.00

Investment operations:
Net investment income	— (a)	0.06	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	0.27	3.15	1.92	(1.18)	5.51
Total from investment operations	0.27	3.21	2.05	(1.09)	5.54

Less distributions to shareholders from:
Net investment income	(0.04)	(0.11)	(0.11)	(0.03)	(0.01)
Net realized gains	—	—	—	(0.14)	—
Total distributions	(0.04)	(0.11)	(0.11)	(0.17)	(0.01)

Net asset value, end of year	$19.54	$19.31	$16.21	$14.27	$15.53

Total Return(b)	1.42%	19.92%	14.38%	(7.20)%	55.39%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$120,276	$85,665	$60,805	$44,834	$43,358
Ratio of expenses to average net assets	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	0.02%	0.39%	0.85%	0.57%	0.21%
Portfolio turnover rate(c)	43%	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025		2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of year	$17.67		$14.28		$12.70		$13.70		$10.00

Investment operations:
Net investment income (loss)	(0.06	)(a)	0.19		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	0.93		3.20		1.83		(0.92)		3.76
Total from investment operations	0.87		3.39		1.82		(0.95)		3.71

Less distributions to shareholders from:
Net investment income	—	(b)	—		—		—		(0.01)
Net realized gains	(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.09)		—		(0.24)		(0.05)		(0.01)

Net asset value, end of year	$17.45		$17.67		$14.28		$12.70		$13.70

Total Return(c)	5.28%		23.74%		14.47%		(6.97)%		37.13%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$556		$162		$264		$209		$99
Ratio of expenses to average net assets	1.28	%(d)	1.47	%(e)	1.85	%(f)	2.15	%(g)	2.11	%(h)
Ratio of net investment income (loss) to average net assets	0.48%		0.59%		(0.07)%		(0.48)%		(0.53)%
Portfolio turnover rate(i)	67%		62%		44%		66%		115%

(a)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(d)	Includes dividend and interest expense of 0.07% for the period ended September 30, 2025.
(e)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(f)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(g)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.
(h)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025		2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of year	$17.83		$14.38		$12.75		$13.73		$10.00

Investment operations:
Net investment income (loss)	0.14		0.13		0.03		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.79		3.33		1.84		(0.90)		3.76
Total from investment operations	0.93		3.46		1.87		(0.93)		3.74

Less distributions to shareholders from:
Net investment income	(0.05)		(0.01)		—		—		(0.01)
Net realized gains	(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.14)		(0.01)		(0.24)		(0.05)		(0.01)

Net asset value, end of year	$17.62		$17.83		$14.38		$12.75		$13.73

Total Return(a)	5.57%		24.04%		14.81%		(6.80)%		37.46%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$68,470		$71,838		$55,549		$30,276		$25,206
Ratio of expenses to average net assets	1.03	%(b)	1.20	%(c)	1.56	%(d)	1.84	%(e)	1.86	%(f)
Ratio of net investment income (loss) to average net assets	0.76%		0.82%		0.24%		(0.26)%		(0.15)%
Portfolio turnover rate(g)	67%		62%		44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Includes dividend and interest expense of 0.07% for the period ended September 30, 2025.
(c)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(d)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(e)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.
(f)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$14.17	$12.13	$9.68	$12.31	$10.00

Investment operations:
Net investment income	0.10	0.14	0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.53	2.17	2.32	(2.81)	2.14
Total from investment operations	2.63	2.31	2.61	(2.59)	2.31

Less distributions to shareholders from:
Net investment income	(0.23)	(0.27)	(0.16)	(0.04)	—
Net realized gains	(0.17)	—	—	—	—
Total distributions	(0.40)	(0.27)	(0.16)	(0.04)	—

Net asset value, end of year	$16.40	$14.17	$12.13	$9.68	$12.31

Total Return(a)	19.34%	19.33%	27.13%	(21.10)%	23.10%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$643	$173	$155	$70	$119
Ratio of expenses to average net assets	1.36%	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income to average net assets	1.65%	2.25%	2.89%	1.65%	2.01%
Portfolio turnover rate(b)	35%	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$14.24	$12.17	$9.72	$12.36	$10.00

Investment operations:
Net investment income	0.30	0.31	0.34	0.24	0.12
Net realized and unrealized gain (loss) on investments	2.38	2.05	2.30	(2.80)	2.24
Total from investment operations	2.68	2.36	2.64	(2.56)	2.36

Less distributions to shareholders from:
Net investment income	(0.26)	(0.29)	(0.19)	(0.08)	—
Net realized gains	(0.17)	—	—	—	—
Total distributions	(0.43)	(0.29)	(0.19)	(0.08)	—

Net asset value, end of year	$16.49	$14.24	$12.17	$9.72	$12.36

Total Return(a)	19.67%	19.69%	27.28%	(20.84)%	23.60%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$67,865	$51,461	$40,508	$26,881	$27,250
Ratio of expenses to average net assets	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	2.20%	2.49%	2.94%	2.23%	1.14%
Portfolio turnover rate(b)	35%	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,			For the Period Ended September 30,
	2025	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$9.80	$8.70	$8.12	$10.00

Investment operations:
Net investment income	0.36	0.30	0.25	0.05
Net realized and unrealized gain (loss) on investments	0.09	1.12	0.57	(1.86)
Total from investment operations	0.45	1.42	0.82	(1.81)

Less distributions to shareholders from:
Net investment income	(0.36)	(0.32)	(0.24)	(0.07)
Total distributions	(0.36)	(0.32)	(0.24)	(0.07)

Net asset value, end of period	$9.89	$9.80	$8.70	$8.12

Total Return(b)	4.72%	16.47%	10.07%	(18.15	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$149	$107	$111	$88
Ratio of expenses to average net assets	1.11%	1.14%	1.17%	1.20	%(d)
Ratio of net investment income to average net assets	3.75%	4.12%	2.76%	0.87	%(d)
Portfolio turnover rate(e)	56%	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended September 30,			For the Period Ended September 30,
	2025	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$9.80	$8.70	$8.13	$10.00

Investment operations:
Net investment income	0.38	0.34	0.26	0.08
Net realized and unrealized gain (loss) on investments	0.09	1.10	0.57	(1.87)
Total from investment operations	0.47	1.44	0.83	(1.79)

Less distributions to shareholders from:
Net investment income	(0.38)	(0.34)	(0.26)	(0.08)
Total distributions	(0.38)	(0.34)	(0.26)	(0.08)

Net asset value, end of period	$9.89	$9.80	$8.70	$8.13

Total Return(b)	4.98%	16.76%	10.22%	(17.91	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$34,962	$29,377	$27,176	$22,052
Ratio of expenses to average net assets	0.86%	0.89%	0.92%	0.95	%(d)
Ratio of net investment income to average net assets	4.00%	3.67%	3.01%	2.54	%(d)
Portfolio turnover rate(e)	56%	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.10	$10.00

Investment operations:
Net investment income	0.43	0.30
Net realized and unrealized gain (loss) on investments	0.02	0.10
Total from investment operations	0.45	0.40

Less distributions to shareholders from:
Net investment income	(0.43)	(0.30)
Net realized gains	— (b)	—
Total distributions	(0.43)	(0.30)

Net asset value, end of period	$10.12	$10.10

Total Return(c)	4.62%	4.05	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$59	$37
Ratio of expenses to average net assets	0.91%	0.94	%(e)
Ratio of net investment income to average net assets	4.21%	4.64	%(e)
Portfolio turnover rate(f)	45%	66	%(d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.09	$10.00

Investment operations:
Net investment income	0.45	0.38
Net realized and unrealized gain (loss) on investments	0.03	0.09
Total from investment operations	0.48	0.47

Less distributions to shareholders from:
Net investment income	(0.45)	(0.38)
Net realized gains	— (b)	—
Total distributions	(0.45)	(0.38)

Net asset value, end of period	$10.12	$10.09

Total Return(c)	4.92%	4.81	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$37,082	$18,405
Ratio of expenses to average net assets	0.66%	0.69	%(e)
Ratio of net investment income to average net assets	4.46%	4.87	%(e)
Portfolio turnover rate(f)	45%	66	%(d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Notes to the Financial Statements

September 30, 2025

NOTE 1. ORGANIZATION

VELA Funds (the “Trust”) currently offers five series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”), VELA Income Opportunities Fund (the “Income Opportunities Fund”) and VELA Short Duration Fund (the “Short Duration Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of the Small Cap Fund, Large Cap Plus Fund and International Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation. The investment objective of the Short Duration Fund is to provide current income and the secondary investment objectives are the protection of principal and competitive total return.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of September 30, 2025 there was $1,735,995 cash held at the broker and $33,982,173 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net

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Notes to the Financial Statements (continued)

September 30, 2025

investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended September 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is presented separately within the components of investment income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

Dividends and Distributions — The Small Cap Fund, Large Cap Plus Fund and International Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Income Opportunities Fund expects to declare and distribute its net investment income, if any, to shareholders monthly. The Short Duration Fund accrues net investment income, if any, daily and expects to declare and distribute its net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

For the fiscal year end of September 30, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Small Cap Fund	$(2,565)	$2,565
Large Cap Plus Fund	(925)	925
Income Opportunities Fund	(387)	387

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange, or, if no sale occurred on the valuation date on the primary exchange, the securities will be valued at the closing price as determined by the secondary exchange. The Nasdaq National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need

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Notes to the Financial Statements (continued)

September 30, 2025

not be applied. Securities with 60 days or less to maturity may be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security value without the use of amortized cost.

Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker or (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities. Options contracts valued at the close are categorized as Level 1 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

●	Level 3 – significant unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$142,306,854	$—	$—	$142,306,854
Money Market Funds	1,379,520	—	—	1,379,520
Total	$143,686,374	$—	$—	$143,686,374

Liabilities
Small Cap Fund
Written Call Options	$—	$(1,847,562)	$—	$(1,847,562)
Total	$—	$(1,847,562)	$—	$(1,847,562)

Large Cap Plus Fund
Common Stocks(a)	$68,572,770	$—	$—	$68,572,770
Purchased Call Options	—	342,788	—	342,788
Purchased Put Options	—	1,021,707	—	1,021,707
Money Market Funds	2,278,285	—	—	2,278,285
Total	$70,851,055	$1,364,495	$—	$72,215,550

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(3,815,671)	$—	$—	$(3,815,671)
Exchange-Traded Funds	(369,153)	—	—	(369,153)
Written Call Options	—	(482,594)	—	(482,594)
Total	$(4,184,824)	$(482,594)	$—	$(4,667,418)

Assets
International Fund
Common Stocks(a)	$19,919,207	$43,612,849	$—	$63,532,056
Money Market Funds	5,022,393	—	—	5,022,393
Total	$24,941,600	$43,612,849	$—	$68,554,449

Assets
Income Opportunities Fund
Common Stocks(a)	$18,475,595	$257,888	$—	$18,733,483
Preferred Stocks(a)	1,819,337	—	—	1,819,337
Corporate Bonds(a)	—	14,297,748	—	14,297,748
Money Market Funds	260,701	—	—	260,701
Total	$20,555,633	$14,555,636	$—	$35,111,269

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Income Opportunities Fund
Written Call Options	$—	$(151,184)	$—	$(151,184)
Total	$—	$(151,184)	$—	$(151,184)

Assets
Short Duration Fund
Asset Backed Securities	$—	$250,760	$—	$250,760
Collateralized Mortgage Obligations	—	1,191,099	—	1,191,099
Corporate Bonds(a)	—	23,229,232	—	23,229,232
U.S. Government & Agencies	—	11,429,659	—	11,429,659
Money Market Funds	826,669	—	—	826,669
Total	$826,669	$36,100,750	$—	$36,927,419

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025, and the effect of derivative instruments on the Statements of Operations for the fiscal year ended September 30, 2025.

Location of Derivatives on Statements of Assets and Liabilities
	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Written Options		Written options, at fair value	$(1,847,562)

Large Cap Plus Fund	Purchased Options	Investments in securities, at fair value		$1,364,495
	Written Options		Written options, at fair value	(482,594)

Income Opportunities Fund	Written Options	Investments in securities, at fair value	Written options, at fair value	$(151,184)

For the fiscal year ended September 30, 2025:

	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investment securities
Small Cap Fund	Written Options		$(668,633)	$(389,494)

Large Cap Plus Fund	Purchased Options		(262,180)	143,326
	Written Options		45,631	92,112

Income Opportunities Fund	Written Options		43,485	17,130

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended September 30, 2025:

	Derivatives(a)	Average Market Value
Small Cap Fund	Written Options	$(1,367,509)

Large Cap Plus Fund	Purchased Options	866,325
	Written Options	(861,422)

Income Opportunities Fund	Written Options	(150,206)

(a)	Average based on the twelve months during the period that had activity.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges an investment management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds, of 0.75% and 0.36%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund and International Fund. The investment management fee and administrative fee for the for the Large Cap Plus Fund is 0.60% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the for the Income Opportunities Fund is 0.50% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the Short Duration Fund is 0.30% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. For the fiscal year ended September 30, 2025, the fees charged to the Funds were as follows:

	Advisory Fee Earned	Payable to Adviser	Administrative Fee Earned	Administrative Fee Payable
Small Cap Fund	$916,175	$88,718	$439,765	$42,584
Large Cap Plus Fund	416,643	34,678	249,986	20,806
International Fund	424,784	41,571	203,897	19,954
Income Opportunities Fund	164,611	14,402	118,520	10,369
Short Duration Fund	91,452	9,123	109,742	10,948

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

Prior to January 12, 2022, the Adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trust’s Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. For the performance of these services, the Adviser pays the Distributor an annual fee.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/ or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the fiscal year ended September 30, 2025, 12b-1 Expenses incurred by the Funds were as follows:

	12b-1 fees	Payable for 12b-1 fees
Small Cap Fund	$54,559	$11,429
Large Cap Plus Fund	718	246
International Fund	695	285
Income Opportunities Fund	332	183
Short Duration Fund	129	110

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

During the fiscal year ended September 30, 2025, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Small Cap Fund	$2,777
Large Cap Plus Fund	1,152
International Fund	72
Income Opportunities Fund	—
Short Duration Fund	—

The Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Independent Trustee receives for his or her services to the Trust, a $30,000 annual retainer. In addition, the Adviser reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/ or officers are officers of the Adviser.

Certain officers and Trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended September 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
Small Cap Fund	$85,557,084	$51,738,442	$—	$—
Large Cap Plus Fund	23,680,768	30,616,785	(30,707,569)	(30,555,765)
International Fund	24,780,029	18,244,010	—	—
Income Opportunities Funds	24,147,472	18,116,599	—	—
Short Duration Fund	32,906,791	12,393,987	—	—

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Roderick Dillon owned 28.35% of the Large Cap Plus Fund - Class I and 31.13% of the Short Duration Fund - Class I. As of September 30, 2025, Lisa Wesolek owned 46.32% of the Short Duration Fund - Class A. As a result, Roderick Dillon and Lisa Wesolek may be deemed to control these Funds. Roderick Dillon and Lisa Wesolek are affiliates of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

NOTE 8. FEDERAL TAX INFORMATION

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$114,977,199	$30,509,206	$(3,647,593)	$26,861,613
Large Cap Plus Fund	49,708,961	20,376,396	(2,537,225)	17,839,171
International Fund	53,666,684	16,760,522	(1,872,757)	14,887,765
Income Opportunities Fund	32,680,220	2,919,725	(639,860)	2,279,865
Short Duration Fund	36,635,040	307,790	(15,411)	292,379

The tax character of distributions paid for the fiscal year ended September 30, 2025, were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Distributions paid from:
Ordinary income(a)	$167,798	$193,583	$971,188	$1,305,125	$1,331,335
Long-term capital gains	35,456	4,362,036	620,411	—	—
Total distributions paid	$203,254	$4,555,619	$1,591,599	$1,305,125	$1,331,335

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

The tax character of distributions paid for the fiscal year ended September 30, 2024, were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Distributions paid from:
Ordinary income(a)	$505,544	$22,529	$974,148	$1,024,535	$433,351
Long-term capital gains	—	—	—	—	—
Total distributions paid	$505,544	$22,529	$974,148	$1,024,535	$433,351

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Undistributed ordinary income	$—	$386,765	$1,160,037	$—	$57,064
Undistributed long-term capital gains	1,525,232	4,167,532	3,983,306	—	13,322
Distributions Payable	—	—	—	—	(41,103)
Accumulated capital and other gains (losses)	(104,818)	(1,891,032)	—	(705,550)	—
Unrealized appreciation (depreciation) on investments	26,861,614	17,839,171	14,906,911	2,279,911	292,379
Total accumulated earnings	$28,282,028	$20,502,436	$20,050,254	$1,574,361	$321,662

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of September 30, 2025, the Income Opportunities Fund had short-term capital loss carryforwards of $705,550. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2025, the Small Cap Fund had qualified late-year ordinary losses of $29,620, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

For the year ended September 30, 2025, the Small Cap Fund, and the Income Opportunities Fund utilized short-term capital loss carryforwards of $335,314, and $137,095 respectively.

NOTE 9. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2025

value of the Fund’s portfolio will be adversely affected. As of September 30, 2025, the Small Cap Fund had 25.28% of the value of its net assets invested in stocks within the Industrials sector. As of September 30, 2025, the Large Cap Plus Fund had 25.30% of the value of its net assets invested in stocks within the Technology sector. Please see the Funds’ prospectus for additional information regarding the risks applicable to an investments in the Funds.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

Effective October 1, 2025, the Adviser has reduced the contractual administrative fee for each Fund from an annual rate of 0.36% to 0.34% of each Fund’s average daily net assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders of VELA Small Cap Fund, VELA Large Cap Plus Fund, VELA International Fund, VELA Income Opportunities Fund and VELA Short Duration Fund and Board of Trustees of VELA Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open written option contracts (as applicable), and securities sold short (as applicable) of VELA Funds comprising the funds listed below (the “Funds”) as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VELA Small Cap Fund, VELA Large Cap Plus Fund, and VELA International Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022 and 2021

VELA Income Opportunities Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023 and for the period from March 31, 2022 (commencement of operations) through September 30, 2022

VELA Short Duration Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and for the period from December 15, 2023 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

November 26, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Qualified Dividend Income	100%	100%	100%	37%	1%

Dividends Received Deduction. For the taxable year ended September 30, 2025, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Dividends Received Deduction	100%	100%	0%	39%	1%

Long-Term Capital Gain Designation. For the fiscal year ended September 30, 2025, the Funds designate a portion of distributions as 20.00% rate gain distributions for the purposed of the dividends paid deduction. The dollar amount by fund was as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Long-Term Capital Gain Designation.	$35,456	$4,362,036	$620,411	$—	$—

The International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The foreign source income per share was $0.466 and the foreign tax expense per share was $0.046. Shareholders will receive more detailed information along with their 2025 Form 1099-DIV.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

Because the Adviser has agreed in the Advisory Agreement to pay substantially all of the Funds’ expenses, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Funds from the administrative fee. The administrative fee is included within the Statement of Operations.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on August 22, 2025, the Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of VELA Funds (the “Trust”) (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, approved the continuance of the second amended and restated investment advisory agreement between the Trust, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund, the VELA International Fund, the VELA Income Opportunities Fund, and the VELA Short Duration Fund (the “Duration Fund”) (each, a “Fund” and, collectively, the “Funds”), and VELA Investment Management, LLC (“VELA” or, the “Adviser”) (the “Advisory Agreement”), as well as approved the an amendment to the Advisory Agreement (the “IA Amendment”).In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the Advisory Agreement and IA Amendment.

In the course of consideration of the approval of the Advisory Agreement and IA Amendment, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement and IA Amendment. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Advisory Agreement and IA Amendment. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and IA Amendment and reaching their conclusions with respect to the Advisory Agreement and IA Amendment, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized

Additional Information (Unaudited) (continued)

by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with VELA, the Board considered the nature, extent and quality of services that VELA provided to the Funds, including VELA’s personnel and resources. The Board reviewed the services VELA provided in serving as investment adviser and the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged VELA’s efforts and resources to support the Funds. The Board also considered VELA’s financial position and the entrepreneurial risk that VELA was undertaking to maintain its financial commitment to the Funds while certain Funds were sub-scale. The Board concluded that the services VELA provided were satisfactory.

Performance. The Board reviewed performance information that VELA provided for the Small Cap Fund, Large Cap Fund, International Fund, Income Fund, and Short Duration Fund that compared performance information for each share class of each Fund to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in the applicable Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the year-to-date, and one-, three-, and five-year, and since inception periods, ended May 31, 2025, as applicable. In this regard, Mr. Job noted that the Peer Group contained funds of varying sizes. The Board also received information on the construction of each Fund’s Peer Group.

Small Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 2000 Index and S&P Small Cap 600 Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that the performance of class I shares of the Fund was in the 16th percentile of the Peer Group for the year-to-date period, the 67th percentile of the Peer Group for the one-year period, the 40th percentile of the Peer Group for the three-year period, and 28th percentile of the Peer Group for the since inception period. The Board noted that the performance of class A shares of the Fund was in the 18th percentile of the Peer Group for the year-to-date period, the 77th percentile of the Peer Group for the one-year period, the 42nd percentile of the Peer Group for the three-year period, and 24th percentile of the Peer Group for the since inception period. The Board also noted that class I shares of the Fund outperformed both Benchmark Indices for the year-to-date, three-year, and since inception periods and underperformed both Benchmark Indices for the one-year period. The Board also noted that class A shares of the Fund outperformed both Benchmark Indices for the year-to-date and since inceptions periods, outperformed the S&P Small Cap 600 Index for

Additional Information (Unaudited) (continued)

the three-year period, underperformed the Russell 2000 Index for the three-year period, and underperformed both Benchmark Indices for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Large Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 1000 Value Index and S&P 500 Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that the performance of class I shares of the Fund was in the 38th percentile of the Peer Group for the year-to-date period, the 75th percentile of the Peer Group for the one-year period, the 89th percentile of the Peer Group for the three-year period, and 28th percentile of the Peer Group for the since inception period. The Board noted that the performance of class A shares of the Fund was in the 45th percentile of the Peer Group for the year-to-date period, the 84th percentile of the Peer Group for the one-year period, the 95th percentile of the Peer Group for the three-year period, and 38th percentile of the Peer Group for the since inception period. The Board also noted that both share classes underperformed both Benchmark Indices across all periods. The Board noted VELA’s explanation that the Fund’s Peer Group is a stronger relative performance measure than its Benchmark Indices. The Board concluded that the performance of the Fund was satisfactory.

International Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (MSCI World ex USA Index and MSCI ACWI Ex USA Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that the performance of class I shares of the Fund was in the 79th percentile of the Peer Group for the year-to-date period, the 70th percentile of the Peer Group for the one-year period, the 53rd percentile of the Peer Group for the three-year period, and 60th percentile of the Peer Group for the since inception period. The Board noted that the performance of class A shares of the Fund was in the 77th percentile of the Peer Group for the year-to-date period, the 62nd percentile of the Peer Group for the one-year period, the 54th percentile of the Peer Group for the three-year period, and 75th percentile of the Peer Group for the since inception period. The Board also noted that class I shares of the Fund outperformed both Benchmark Indices for the year-to-date and since inception periods, outperformed the MSCI ACWI Ex USA Index for the three-year period, underperformed the MSCI World ex USA NR USD Index for the three-year period, and underperformed both Benchmark Indices for the one-year period. The Board also noted that class A shares of the Fund outperformed the MSCI ACWI Ex USA Index for the year-to-date, three-year, and since inception periods, underperformed the MSCI ACWI Ex USA Index for the one-year period, and underperformed the MSCI World ex USA NR USD Index across all periods. The Board concluded that the performance of the Fund was satisfactory.

Income Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 3000 Index and 50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index (the “Blended Benchmark”). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that the performance of class I shares of the Fund was in the 84th percentile of the Peer

Additional Information (Unaudited) (continued)

Group for the year-to-date period, the 95th percentile of the Peer Group for the one-year and three-year periods, and 100th percentile of the Peer Group for the since inception period. The Board noted that the performance of class A shares of the Fund was in the 93rd percentile of the Peer Group for the year-to-date period and the 100th percentile of the Peer Group for the one-year, three-year, and since inception periods. The Board also noted that both share classes underperformed both Benchmark Indices across all periods. In considering the Fund’s performance, the Board considered VELA’s explanation that the Fund can underperform during periods when in the Adviser’s view exogenous factors distract the market’s attention from fundamentals. The Board concluded that the performance of the Fund was satisfactory.

Short Duration Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Bloomberg US Government/Credit 1-3YR Index and Bloomberg US Aggregate Bond Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, and since inception periods, and noted the relatively short period since the Fund’s inception. The Board noted that the performance of class I shares of the Fund was in the 95th percentile of the Peer Group for the year-to-date and since inception periods and the 89th percentile of the Peer Group for the one-year period. The Board noted that the performance of class A shares of the Fund was in the 100th percentile of the Peer Group across all periods. The Board also noted that class I shares of the Fund outperformed both Benchmark Indices for the since inception period, outperformed the Bloomberg US Aggregate Bond Index for the one-year period, underperformed the Bloomberg US Government/Credit 1-3YR Index for the one-year period, and underperformed both Benchmark Indices for the year-to-date period. The Board also noted that class A shares of the Fund outperformed the Bloomberg US Aggregate Bond Index for the since inception period, underperformed the Bloomberg US Government/ Credit 1-3YR Index for the since inception period, and underperformed both Indices for the year-to-date and one-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board discussed the level of work involved in VELA’s management and oversight of the Funds and the other services that VELA provided to the Funds. The Board considered the nature and scope of the services provided by VELA, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, and (iii) responding to questions from brokers.

The Board noted that the contractual advisory fee for class I shares of each Fund was below the median contractual advisory fee of the respective Peer Group. The Board noted that the contractual advisory fee for class A shares of each Fund was below the median contractual advisory fee of the respective Peer Group, except for the International Fund which had the same contractual advisory fee as the median contractual advisory fee of the Peer Group. The Board noted that the total expense ratio for class I shares of each Fund was above the median total expense ratio of the Peer Group, except for the Income Opportunities Fund which had the same total expense ratio as the median of the Peer Group and the Small Cap Fund which had a lower total expense ratio than the median of the Peer Group. The Board

Additional Information (Unaudited) (continued)

noted that the total expense ratio for class A shares of each Fund was above the median total expense ratio of the Peer Group, except for the Small Cap Fund which had a lower total expense ratio than the median of the Peer Group. The Board also considered information on the fees charged by VELA to other similarly managed client accounts, where applicable.

The Board considered management’s explanations regarding factors that could impact the level of a Fund’s fees. In light of the nature, quality and extent of services VELA provides, the Board concluded that each Fund’s advisory fee was fair and reasonable.

Profitability. The Board reviewed the profitability of VELA with respect to the Funds on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that VELA did not accrue a profit from Fund operations since the inception of the Funds, in each case without considering marketing-related costs. With respect to VELA, the Board concluded that based on the services provided and the projected growth of the Funds, the anticipated profits from VELA’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that VELA had indicated its willingness to discuss lowering the administrative fee with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting. The Board agreed that in light VELA’s historical willingness to lower fees, such as the administrative fee, as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Funds, VELA, and its affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by VELA as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreement is fair and reasonable, and that the continuance of the Advisory Agreement be approved.

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA Funds

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/02/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/02/2025